Vanguard® Pacific Stock Index Fund
Schedule of Investments (unaudited)
As of July 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Australia (18.6%)
	BHP Group Ltd.	6,092,233	189,602
	Commonwealth Bank of Australia	2,041,606	145,258
	CSL Ltd.	582,951	104,999
	National Australia Bank Ltd.	3,800,108	72,795
	Westpac Banking Corp.	4,224,454	63,497
	ANZ Group Holdings Ltd.	3,634,877	63,062
	Woodside Energy Group Ltd.	2,288,000	58,974
	Macquarie Group Ltd.	440,286	51,923
	Wesfarmers Ltd.	1,367,613	45,695
	Woolworths Group Ltd.	1,473,326	38,261
	Transurban Group	3,721,567	35,932
	Rio Tinto Ltd.	449,484	35,592
	Goodman Group	2,237,263	30,935
	Fortescue Metals Group Ltd.	1,921,397	28,246
	Aristocrat Leisure Ltd.	792,036	20,977
	Newcrest Mining Ltd. (XASX)	1,084,451	19,452
	Santos Ltd.	3,593,481	19,336
	Coles Group Ltd.	1,568,314	19,178
	QBE Insurance Group Ltd.	1,803,686	19,150
	Amcor plc GDR	1,799,322	18,496
	Brambles Ltd.	1,677,385	15,869
*	James Hardie Industries plc GDR	537,489	15,752
	Suncorp Group Ltd.	1,527,257	14,634
	South32 Ltd.	5,505,997	14,498
	Telstra Group Ltd.	4,896,582	14,015
	Sonic Healthcare Ltd.	542,590	12,820
*	Xero Ltd.	154,988	12,740
	Cochlear Ltd.	77,758	12,509
	Origin Energy Ltd.	2,086,440	11,878
	Insurance Australia Group Ltd.	2,967,478	11,846
	Scentre Group	6,257,869	11,842
	Pilbara Minerals Ltd.	3,493,877	11,430
	WiseTech Global Ltd.	195,909	11,314
	Computershare Ltd. (XASX)	652,574	11,006
	Northern Star Resources Ltd.	1,367,331	10,674
	Mineral Resources Ltd.	205,324	9,921
	ASX Ltd.	235,887	9,855
	APA Group	1,430,654	9,624
	Lottery Corp. Ltd.	2,689,395	9,359
	Ramsay Health Care Ltd.	212,818	8,434
	Stockland	2,886,507	8,204
	BlueScope Steel Ltd.	555,557	8,193

		Shares	Market Value ($000)
	Medibank Pvt Ltd.	3,302,063	7,796
	Mirvac Group	4,758,302	7,501
	Atlas Arteria Ltd.	1,737,888	7,346
	Dexus	1,321,860	7,316
	Washington H Soul Pattinson & Co. Ltd.	325,982	7,233
	carsales.com Ltd.	431,993	7,221
	SEEK Ltd.	427,651	7,172
*	Allkem Ltd.	699,802	7,006
	IGO Ltd.	746,188	6,973
	Endeavour Group Ltd.	1,639,430	6,701
	GPT Group	2,287,480	6,686
	Treasury Wine Estates Ltd.	864,445	6,543
	Ampol Ltd.	290,617	6,436
	REA Group Ltd.	60,095	6,371
	Vicinity Ltd.	4,481,522	5,959
	AGL Energy Ltd.	718,067	5,885
	Orica Ltd.	543,224	5,764
	IDP Education Ltd.	339,903	5,696
	Aurizon Holdings Ltd.	2,105,882	5,397
	Worley Ltd.	457,450	5,354
*	NEXTDC Ltd.	620,619	5,326
	Evolution Mining Ltd.	2,086,496	5,238
*	Lynas Rare Earths Ltd.	1,131,718	5,129
	Cleanaway Waste Management Ltd.	2,659,471	4,936
*	Qantas Airways Ltd.	1,106,835	4,863
	Steadfast Group Ltd.	1,222,501	4,796
	Lendlease Corp. Ltd.	819,526	4,764
	Incitec Pivot Ltd.	2,311,869	4,703
	ALS Ltd.	586,449	4,638
	Charter Hall Group	565,813	4,361
	Bendigo & Adelaide Bank Ltd.	669,430	4,216
	Whitehaven Coal Ltd.	889,553	4,156
	JB Hi-Fi Ltd.	134,862	4,148
	Challenger Ltd.	846,503	4,092
	Qube Holdings Ltd.	2,007,809	3,974
*	Liontown Resources Ltd.	2,061,607	3,744
	Iluka Resources Ltd.	525,610	3,630
	Altium Ltd.	140,808	3,623
	Technology One Ltd.	332,336	3,521
	nib holdings Ltd.	599,538	3,339
	Reece Ltd.	251,065	3,315
	Bank of Queensland Ltd.	778,947	3,165
	Seven Group Holdings Ltd.	171,031	3,019
*	Flight Centre Travel Group Ltd.	186,990	2,943
	Alumina Ltd.	3,026,399	2,921
	Metcash Ltd.	1,167,031	2,826
	AMP Ltd.	3,646,959	2,775
	Reliance Worldwide Corp. Ltd.	951,076	2,702
	Nine Entertainment Co. Holdings Ltd.	1,845,514	2,661
	Breville Group Ltd.	173,203	2,635
*	Sandfire Resources Ltd.	565,433	2,585
*	Webjet Ltd.	472,608	2,509
	Ansell Ltd.	153,721	2,496
	Orora Ltd.	1,030,958	2,490
	Downer EDI Ltd.	838,922	2,480
	Domino's Pizza Enterprises Ltd.	74,580	2,467
	Pro Medicus Ltd.	52,002	2,408
	Beach Energy Ltd.	2,157,711	2,353

		Shares	Market Value ($000)
	Eagers Automotive Ltd.	235,610	2,343
[1]	New Hope Corp. Ltd.	652,770	2,338
	Perpetual Ltd.	139,588	2,317
	CSR Ltd.	599,977	2,314
	Charter Hall Long Wale REIT	823,049	2,278
	National Storage REIT	1,433,413	2,239
	Champion Iron Ltd.	543,962	2,204
	Region RE Ltd.	1,351,597	2,202
[2]	Viva Energy Group Ltd.	1,029,889	2,185
	AUB Group Ltd.	110,982	2,144
	Sims Ltd.	194,502	1,984
	Corporate Travel Management Ltd.	139,402	1,965
	Tabcorp Holdings Ltd.	2,748,943	1,950
	ARB Corp. Ltd.	91,972	1,931
	Perseus Mining Ltd.	1,608,892	1,892
	Harvey Norman Holdings Ltd.	703,589	1,790
	HomeCo Daily Needs REIT	2,194,873	1,765
*	Paladin Energy Ltd.	3,531,778	1,757
	Deterra Royalties Ltd.	553,950	1,756
	Bapcor Ltd.	405,873	1,708
	IRESS Ltd.	235,673	1,648
	Insignia Financial Ltd.	814,569	1,637
	Nufarm Ltd.	444,980	1,611
*	Chalice Mining Ltd.	397,775	1,591
	Super Retail Group Ltd.	190,401	1,580
	Premier Investments Ltd.	105,889	1,579
	GrainCorp Ltd. Class A	288,414	1,570
*	Telix Pharmaceuticals Ltd.	199,270	1,516
*	PEXA Group Ltd.	168,443	1,503
	Charter Hall Retail REIT	586,191	1,480
	BWP Trust	595,723	1,471
	TPG Telecom Ltd.	435,266	1,469
	InvoCare Ltd.	171,971	1,414
	Lifestyle Communities Ltd.	120,366	1,410
	Gold Road Resources Ltd.	1,311,614	1,401
*	De Grey Mining Ltd.	1,526,688	1,381
*	Bellevue Gold Ltd.	1,370,068	1,344
	Centuria Industrial REIT	626,950	1,343
	Waypoint REIT Ltd.	757,272	1,335
	Healius Ltd.	682,167	1,318
	HUB24 Ltd.	68,530	1,300
	Costa Group Holdings Ltd.	576,115	1,285
*	Star Entertainment Group Ltd.	1,810,182	1,280
	Ingenia Communities Group	463,815	1,275
	Kelsian Group Ltd.	266,276	1,245
*	Boral Ltd.	417,968	1,227
*	Megaport Ltd.	177,314	1,218
	Credit Corp. Group Ltd.	75,342	1,200
	Brickworks Ltd.	67,294	1,174
*	Neuren Pharmaceuticals Ltd.	134,060	1,173
	IPH Ltd.	219,027	1,166
	GUD Holdings Ltd.	172,151	1,156
[1]	HMC Capital Ltd.	328,532	1,146
	Helia Group Ltd.	432,078	1,128
	Ventia Services Group Pty. Ltd.	561,665	1,095
*	Capricorn Metals Ltd.	361,449	1,090
	Abacus Property Group	602,152	1,078
	Centuria Capital Group	930,769	1,067

		Shares	Market Value ($000)
	Magellan Financial Group Ltd.	169,227	1,064
*,2	Life360 Inc. GDR	201,899	1,052
	Nickel Industries Ltd.	1,868,845	1,042
	Adbri Ltd.	619,448	1,038
	Netwealth Group Ltd.	101,515	1,037
*	United Malt Group Ltd.	317,840	1,030
[2]	Coronado Global Resources Inc.	912,826	1,027
	Arena REIT	401,010	1,026
	Collins Foods Ltd.	145,596	983
	Ramelius Resources Ltd.	1,127,476	974
*	Regis Resources Ltd.	852,360	969
	EVT Ltd.	117,710	969
	Elders Ltd.	197,416	968
	McMillan Shakespeare Ltd.	70,343	937
*,1	Core Lithium Ltd.	2,157,726	932
	Monadelphous Group Ltd.	100,239	920
	NRW Holdings Ltd.	493,495	915
	Lovisa Holdings Ltd.	61,993	896
*	Karoon Energy Ltd.	591,837	892
	Charter Hall Social Infrastructure REIT	439,408	885
*	Nanosonics Ltd.	274,832	876
*,3	Strike Energy Ltd.	2,876,203	861
*,1	Weebit Nano Ltd.	203,516	851
*	Boss Energy Ltd.	431,196	847
	Bega Cheese Ltd.	384,367	842
*,3	Leo Lithium Ltd.	1,077,115	842
	Data#3 Ltd.	163,173	825
*	Sayona Mining Ltd.	8,370,802	819
	Imdex Ltd.	615,183	812
	Domain Holdings Australia Ltd.	288,103	789
	GQG Partners Inc.	721,305	786
	Pinnacle Investment Management Group Ltd.	110,442	783
*,1	PolyNovo Ltd.	717,262	781
	Codan Ltd.	152,219	769
*	West African Resources Ltd.	1,248,738	758
	Johns Lyng Group Ltd.	204,708	730
	G8 Education Ltd.	979,362	725
[1]	Yancoal Australia Ltd.	204,541	702
*	SiteMinder Ltd.	237,927	674
	Rural Funds Group	497,277	669
	Centuria Office REIT	679,380	662
	Hansen Technologies Ltd.	186,082	656
	Infomedia Ltd.	567,305	655
	Platinum Asset Management Ltd.	612,854	654
*	Perenti Ltd.	809,967	652
	Vulcan Steel Ltd.	124,504	649
*	Silver Lake Resources Ltd.	1,029,217	621
	SmartGroup Corp. Ltd.	101,640	618
*	Mesoblast Ltd.	803,530	617
	Sigma Healthcare Ltd.	1,164,311	615
	Link Administration Holdings Ltd.	592,201	610
*	Westgold Resources Ltd.	543,003	609
*	Resolute Mining Ltd.	2,495,009	608
	Jumbo Interactive Ltd.	57,338	592
*	Silex Systems Ltd.	242,542	590
	Cromwell Property Group	1,585,335	587
*	Temple & Webster Group Ltd.	129,839	576
	Growthpoint Properties Australia Ltd.	292,378	565

		Shares	Market Value ($000)
*	Omni Bridgeway Ltd.	294,897	560
	Austal Ltd.	378,030	559
*	Stanmore Resources Ltd.	295,523	559
	Clinuvel Pharmaceuticals Ltd.	44,396	548
*	Fleetpartners Group Ltd.	313,052	541
*	Audinate Group Ltd.	83,593	529
*	Judo Capital Holdings Ltd.	573,739	527
	oOh!media Ltd.	552,185	519
*	Calix Ltd.	182,392	513
	PWR Holdings Ltd.	81,829	505
	Estia Health Ltd.	265,036	496
*	Macquarie Technology Group Ltd.	10,553	483
*	Imugene Ltd.	7,092,723	479
*	ioneer Ltd.	2,417,577	473
	Hotel Property Investments Ltd.	231,409	470
	APM Human Services International Ltd.	347,547	466
	Accent Group Ltd.	388,847	462
*	Kogan.com Ltd.	109,312	447
	Australian Ethical Investment Ltd.	154,662	431
*	Tietto Minerals Ltd.	1,259,388	429
	Select Harvests Ltd.	148,977	421
	Myer Holdings Ltd.	981,886	420
*	Arafura Rare Earths Ltd.	2,183,639	419
	Integral Diagnostics Ltd.	198,768	404
	Dexus Industria REIT	213,043	401
*	Aussie Broadband Ltd.	211,233	392
	Inghams Group Ltd.	207,493	391
*	Cooper Energy Ltd.	3,877,955	378
*	OFX Group Ltd.	267,451	378
	Nick Scali Ltd.	52,160	376
	GWA Group Ltd.	284,175	375
	Service Stream Ltd.	606,984	371
*	Tyro Payments Ltd.	391,472	368
*	Vulcan Energy Resources Ltd.	122,544	367
*	Australian Agricultural Co. Ltd.	357,749	359
*	Syrah Resources Ltd.	748,665	354
*,3	AVZ Minerals Ltd.	2,673,048	350
*	Argosy Minerals Ltd.	1,585,872	343
*,1	PointsBet Holdings Ltd.	292,619	326
*	Alkane Resources Ltd.	676,116	322
*	Mount Gibson Iron Ltd.	991,436	314
*,1	Nuix Ltd.	289,680	312
	Dicker Data Ltd.	56,322	303
	Australian Finance Group Ltd.	244,738	301
*,1	Mayne Pharma Group Ltd.	91,456	300
[1]	Australian Clinical Labs Ltd.	140,672	300
	MyState Ltd.	124,369	298
*	Praemium Ltd.	791,650	298
	Emeco Holdings Ltd.	610,268	294
*,1	BrainChip Holdings Ltd.	1,211,011	294
*	Appen Ltd.	191,270	293
*	Seven West Media Ltd.	1,084,640	281
*	Carnarvon Energy Ltd.	2,852,795	279
*	Genesis Minerals Ltd.	269,854	267
	GDI Property Group Partnership	591,218	264
*,1	Neometals Ltd.	792,133	262
*	Lake Resources NL	1,650,214	251
*	Fineos Corp. Ltd. GDR	157,413	239

		Shares	Market Value ($000)
	Solvar Ltd.	199,813	235
*,1	Paradigm Biopharmaceuticals Ltd.	381,568	231
*,1	Zip Co. Ltd.	747,647	224
	Regis Healthcare Ltd.	143,319	218
*	Superloop Ltd.	482,848	216
	SG Fleet Group Ltd.	119,815	211
	Cedar Woods Properties Ltd.	57,580	194
*,1	EML Payments Ltd.	371,810	189
	Jupiter Mines Ltd.	1,365,895	189
*	Opthea Ltd.	486,492	187
*	St Barbara Ltd.	1,076,534	175
	Navigator Global Investments Ltd.	177,070	173
*,1	Novonix Ltd.	268,617	169
	Baby Bunting Group Ltd.	148,688	166
*	Ardent Leisure Group Ltd.	447,965	155
	Bravura Solutions Ltd.	454,815	153
	Southern Cross Media Group Ltd.	240,098	152
	29Metals Ltd.	297,578	145
*	Australian Strategic Materials Ltd.	130,387	131
	Pact Group Holdings Ltd.	237,449	123
*,1	Aurelia Metals Ltd.	1,941,438	121
	Humm Group Ltd.	369,560	112
*,1	Incannex Healthcare Ltd.	1,529,453	108
*,3,4	Abacus Storage King	107,527	102
*,1	Jervois Global Ltd.	2,382,804	98
*,1	Bubs Australia Ltd.	727,379	96
*,1	Betmakers Technology Group Ltd.	877,786	89
*	Andromeda Metals Ltd.	3,791,794	82
*	Latin Resources Ltd.	330,407	81
*,1	AMA Group Ltd.	769,624	75
	HealthCo REIT	75,627	72
*	Starpharma Holdings Ltd.	397,683	59
*,1	Dubber Corp. Ltd.	472,251	56
*,3	Firefinch Ltd.	1,170,950	47
*	PointsBet Holdings Ltd. Warrants Exp. 7/8/24	11,660	—
			1,771,974
China (0.0%)
*,1,3	China Fishery Group Ltd.	754,600	43
Hong Kong (6.1%)
	AIA Group Ltd.	14,102,649	141,093
	Hong Kong Exchanges & Clearing Ltd.	1,536,464	64,780
	Sun Hung Kai Properties Ltd.	1,715,974	21,547
	CK Hutchison Holdings Ltd.	3,215,059	19,828
*	Galaxy Entertainment Group Ltd.	2,607,062	19,030
	Techtronic Industries Co. Ltd.	1,590,156	18,065
	Link REIT	3,079,737	17,312
	CLP Holdings Ltd.	1,986,360	16,191
	CK Asset Holdings Ltd.	2,361,433	13,675
	Hang Seng Bank Ltd.	878,652	13,431
	BOC Hong Kong Holdings Ltd.	4,341,259	13,250
	Jardine Matheson Holdings Ltd.	236,952	11,704
*	Sands China Ltd.	2,924,336	11,266
	Hong Kong & China Gas Co. Ltd.	13,111,546	11,248
	Lenovo Group Ltd.	9,102,000	10,478
	Wharf Real Estate Investment Co. Ltd.	1,885,283	10,117
	Power Assets Holdings Ltd.	1,661,707	8,709
	MTR Corp. Ltd.	1,745,186	8,042

		Shares	Market Value ($000)
[2]	ESR Group Ltd.	3,366,241	5,903
[2]	WH Group Ltd.	9,527,040	5,200
[2]	Budweiser Brewing Co. APAC Ltd.	2,074,300	5,059
	Sino Land Co. Ltd.	4,100,443	5,033
	Henderson Land Development Co. Ltd.	1,565,190	4,838
*,2	Samsonite International SA	1,594,997	4,753
	Hongkong Land Holdings Ltd.	1,327,447	4,731
	PRADA SpA	614,704	4,375
	New World Development Co. Ltd.	1,680,539	4,156
	Xinyi Glass Holdings Ltd.	2,475,640	4,120
	CK Infrastructure Holdings Ltd.	708,313	3,754
	ASMPT Ltd.	381,436	3,721
	Chow Tai Fook Jewellery Group Ltd.	2,123,818	3,708
	Want Want China Holdings Ltd.	5,141,220	3,585
	SITC International Holdings Co. Ltd.	1,571,586	3,444
	Hang Lung Properties Ltd.	2,157,841	3,367
	Swire Pacific Ltd. Class B	2,378,186	3,185
	Swire Properties Ltd.	1,265,435	3,175
	Wharf Holdings Ltd.	1,165,283	2,734
	Swire Pacific Ltd. Class A	323,252	2,702
	Orient Overseas International Ltd.	157,000	2,624
	PCCW Ltd.	5,054,133	2,584
*,4	SharkNinja Inc.	57,920	2,451
[2]	BOC Aviation Ltd.	260,625	2,185
	AAC Technologies Holdings Inc.	854,257	1,957
	NWS Holdings Ltd.	1,654,887	1,898
*	Wynn Macau Ltd.	1,802,829	1,885
	Pacific Basin Shipping Ltd.	5,652,236	1,840
	Hysan Development Co. Ltd.	761,571	1,800
*	HUTCHMED China Ltd.	588,500	1,750
	Hang Lung Group Ltd.	1,108,920	1,734
	Bank of East Asia Ltd.	1,111,332	1,706
	Man Wah Holdings Ltd.	1,847,052	1,603
	Kerry Properties Ltd.	721,090	1,559
	L'Occitane International SA	493,873	1,517
*,1	SJM Holdings Ltd.	2,839,798	1,318
*,1	Cathay Pacific Airways Ltd.	1,157,504	1,314
	VTech Holdings Ltd.	203,450	1,269
	Vitasoy International Holdings Ltd.	950,304	1,263
	Fortune REIT	1,745,996	1,263
	Yue Yuen Industrial Holdings Ltd.	919,158	1,232
*	MGM China Holdings Ltd.	872,536	1,164
*	NagaCorp Ltd.	1,822,441	1,148
*	MMG Ltd.	3,104,286	1,139
	United Energy Group Ltd.	8,936,000	1,129
	Luk Fook Holdings International Ltd.	418,406	1,105
*	Shangri-La Asia Ltd.	1,304,928	1,089
	First Pacific Co. Ltd.	2,701,939	980
*	Melco International Development Ltd.	915,274	971
	DFI Retail Group Holdings Ltd.	354,501	954
	Champion REIT	2,267,900	836
	CITIC Telecom International Holdings Ltd.	2,071,470	832
	Dah Sing Financial Holdings Ltd.	294,660	728
*,1	Theme International Holdings Ltd.	6,320,000	707
*,2	Sirnaomics Ltd.	97,350	699
*	China Travel International Investment Hong Kong Ltd.	3,122,268	690
	Nexteer Automotive Group Ltd.	931,211	690
*,1	Cowell e Holdings Inc.	354,000	664

		Shares	Market Value ($000)
*	Vobile Group Ltd.	1,787,000	625
	Johnson Electric Holdings Ltd.	430,519	594
	HKBN Ltd.	1,073,657	587
	Cafe de Coral Holdings Ltd.	442,447	581
	Giordano International Ltd.	1,450,590	516
*	IGG Inc.	986,628	503
	Sunlight REIT	1,344,089	501
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	277,000	494
	United Laboratories International Holdings Ltd.	593,873	476
	Stella International Holdings Ltd.	484,500	476
[1]	Huabao International Holdings Ltd.	1,088,071	470
[1]	LK Technology Holdings Ltd.	427,841	463
	K Wah International Holdings Ltd.	1,366,843	448
*	Super Hi International Holding Ltd.	210,000	432
	SUNeVision Holdings Ltd.	781,000	406
*	Haitong International Securities Group Ltd.	4,052,663	380
	Kerry Logistics Network Ltd.	304,111	376
	Value Partners Group Ltd.	978,665	371
	Hong Kong Technology Venture Co. Ltd.	597,142	355
	VSTECS Holdings Ltd.	700,000	355
*,1,2	Everest Medicines Ltd.	125,000	351
	Jinchuan Group International Resources Co. Ltd.	5,617,000	318
	Far East Consortium International Ltd.	1,319,942	312
*	Shun Tak Holdings Ltd.	1,839,370	308
	Prosperity REIT	1,407,661	306
*,1	Realord Group Holdings Ltd.	406,000	306
*,2	Hua Medicine	1,010,000	293
	Dah Sing Banking Group Ltd.	388,356	291
	Chow Sang Sang Holdings International Ltd.	234,922	274
*	C-Mer Eye Care Holdings Ltd.	520,000	271
	EC Healthcare	436,000	261
*,1,2	Jacobio Pharmaceuticals Group Co. Ltd.	439,800	261
*,1,2	Js Global Lifestyle Co. Ltd.	1,448,000	258
*,2	Fosun Tourism Group	236,600	256
*	Esprit Holdings Ltd.	3,334,295	244
*,1	Powerlong Real Estate Holdings Ltd.	1,687,000	240
	Texhong International Group Ltd.	318,500	235
	SmarTone Telecommunications Holdings Ltd.	386,235	234
	Asia Cement China Holdings Corp.	475,000	230
	Sun Hung Kai & Co. Ltd.	614,182	229
*	Sa Sa International Holdings Ltd.	1,202,953	220
*,1	Television Broadcasts Ltd.	347,747	219
*,2	FIT Hon Teng Ltd.	1,231,000	216
*,2	Frontage Holdings Corp.	714,000	212
	Truly International Holdings Ltd.	1,667,603	208
	Guotai Junan International Holdings Ltd.	2,336,336	202
	Hutchison Telecommunications Hong Kong Holdings Ltd.	1,296,301	198
*	Vesync Co. Ltd.	449,000	190
	CITIC Resources Holdings Ltd.	3,672,000	189
[2]	IMAX China Holding Inc.	146,375	180
	Singamas Container Holdings Ltd.	1,511,323	130
[1]	Powerlong Commercial Management Holdings Ltd.	207,500	117
	Texwinca Holdings Ltd.	731,037	116
*	Apollo Future Mobility Group Ltd.	6,752,000	113
*,1,2	JW Cayman Therapeutics Co. Ltd.	259,000	94
*,2	Antengene Corp. Ltd.	392,000	78
*	OCI International Holdings Ltd.	1,038,600	72
*	Chinese Estates Holdings Ltd.	222,415	63

		Shares	Market Value ($000)
*	Glory Sun Financial Group Ltd.	1,640,600	59
	Dynam Japan Holdings Co. Ltd.	87,750	53
*	CMBC Capital Holdings Ltd.	348,500	47
*	Digital Domain Holdings Ltd.	1,485,465	44
*,2	VPower Group International Holdings Ltd.	30,000	1
*,3	Brightoil Petroleum Holdings Ltd.	2,476,222	—
*,3	Convoy Inc.	10,860,141	—
*,3	MH Development NPV	366,000	—
*,3	Agritrade Resources Ltd.	2,330,000	—
			581,494
Japan (57.6%)
	Toyota Motor Corp.	14,461,374	243,150
	Sony Group Corp.	1,492,930	139,837
	Mitsubishi UFJ Financial Group Inc.	14,047,772	113,116
	Keyence Corp.	235,666	105,753
	Tokyo Electron Ltd.	538,252	80,785
	Shin-Etsu Chemical Co. Ltd.	2,333,150	76,865
	Sumitomo Mitsui Financial Group Inc.	1,540,888	72,193
	Mitsubishi Corp.	1,400,121	71,639
	Hitachi Ltd.	1,086,028	71,096
	Daiichi Sankyo Co. Ltd.	2,275,847	70,095
	Mitsui & Co. Ltd.	1,794,957	70,057
	ITOCHU Corp.	1,604,692	64,902
	Daikin Industries Ltd.	320,873	64,880
	Honda Motor Co. Ltd.	1,989,186	63,418
	SoftBank Group Corp.	1,172,970	59,660
	Nintendo Co. Ltd.	1,262,050	57,089
	KDDI Corp.	1,924,066	56,629
	Takeda Pharmaceutical Co. Ltd.	1,844,324	56,390
	Recruit Holdings Co. Ltd.	1,614,966	55,935
	Mizuho Financial Group Inc.	3,070,637	52,094
	Tokio Marine Holdings Inc.	2,243,072	51,579
	Hoya Corp.	414,046	48,220
	Fast Retailing Co. Ltd.	186,660	46,761
	Oriental Land Co. Ltd.	1,134,650	43,518
	Murata Manufacturing Co. Ltd.	677,979	40,273
	Nippon Telegraph & Telephone Corp.	34,354,650	39,395
	Seven & i Holdings Co. Ltd.	930,249	38,591
	Softbank Corp.	3,378,967	37,522
	Nidec Corp.	627,866	37,499
	Denso Corp.	531,203	36,986
	FANUC Corp.	1,155,540	35,351
	SMC Corp.	67,229	35,131
	Mitsubishi Electric Corp.	2,356,914	34,013
	Marubeni Corp.	1,852,743	32,803
	Panasonic Holdings Corp.	2,584,735	31,904
	Astellas Pharma Inc.	2,180,601	31,886
	Japan Tobacco Inc.	1,428,669	31,702
	Komatsu Ltd.	1,110,037	31,097
	Advantest Corp.	223,249	30,878
	Canon Inc.	1,169,611	30,229
	Sumitomo Corp.	1,341,301	28,775
	Bridgestone Corp.	676,728	28,081
	Central Japan Railway Co.	219,052	27,915
*	Renesas Electronics Corp.	1,442,563	27,833
	Fujitsu Ltd.	214,582	27,786
	ORIX Corp.	1,423,411	27,381
	Terumo Corp.	782,732	25,634

		Shares	Market Value ($000)
	FUJIFILM Holdings Corp.	428,787	24,898
	East Japan Railway Co.	435,745	24,669
	Olympus Corp.	1,497,120	24,428
	Chugai Pharmaceutical Co. Ltd.	787,238	23,429
	Dai-ichi Life Holdings Inc.	1,136,095	23,212
	Asahi Group Holdings Ltd.	585,554	23,018
	Nippon Steel Corp.	989,216	22,610
	Ajinomoto Co. Inc.	571,034	22,250
	Mitsui Fudosan Co. Ltd.	1,078,960	22,167
	Suzuki Motor Corp.	545,447	21,908
	Otsuka Holdings Co. Ltd.	586,821	21,576
	Daiwa House Industry Co. Ltd.	789,770	21,465
	Kao Corp.	549,325	20,870
	Shiseido Co. Ltd.	470,838	20,643
	MS&AD Insurance Group Holdings Inc.	544,468	20,251
	Eisai Co. Ltd.	319,134	20,135
	Kyocera Corp.	366,792	19,738
	Kubota Corp.	1,298,205	19,611
	Aeon Co. Ltd.	889,738	19,271
	Disco Corp.	101,313	19,044
	Japan Post Holdings Co. Ltd.	2,508,921	18,322
	Unicharm Corp.	465,834	17,235
	TDK Corp.	437,081	16,744
	Sumitomo Mitsui Trust Holdings Inc.	427,536	16,632
	Sompo Holdings Inc.	374,520	16,558
	Toshiba Corp.	510,258	16,474
	Mitsubishi Heavy Industries Ltd.	347,139	16,470
	Mitsubishi Estate Co. Ltd.	1,332,859	16,335
	Bandai Namco Holdings Inc.	704,729	15,944
	Toyota Tsusho Corp.	270,507	15,826
	NEC Corp.	308,359	15,602
	Secom Co. Ltd.	230,997	15,501
	Sysmex Corp.	228,511	15,474
	Nomura Holdings Inc.	3,616,414	14,961
	Nomura Research Institute Ltd.	521,039	14,805
	Japan Post Bank Co. Ltd.	1,760,914	14,650
	Inpex Corp.	1,133,632	14,638
[1]	Nippon Yusen KK	585,877	14,252
	Resona Holdings Inc.	2,580,413	14,048
	Toyota Industries Corp.	193,572	13,989
	Subaru Corp.	733,148	13,896
	Lasertec Corp.	91,746	13,889
	Shimano Inc.	91,733	13,827
[1]	Sekisui House Ltd.	676,025	13,792
	Yaskawa Electric Corp.	313,220	13,616
	Shionogi & Co. Ltd.	321,107	13,457
	Kirin Holdings Co. Ltd.	897,301	13,254
	Obic Co. Ltd.	80,688	13,204
	Sumitomo Realty & Development Co. Ltd.	475,420	12,741
	Kikkoman Corp.	220,999	12,736
	Nitto Denko Corp.	175,747	12,498
	ENEOS Holdings Inc.	3,390,359	12,301
	Omron Corp.	220,189	11,819
	M3 Inc.	505,388	11,686
	Sumitomo Electric Industries Ltd.	911,303	11,685
	Kansai Electric Power Co. Inc.	873,216	11,472
	Tokyo Gas Co. Ltd.	505,234	11,457
	West Japan Railway Co.	278,457	11,440

		Shares	Market Value ($000)
	Nippon Paint Holdings Co. Ltd.	1,217,349	11,154
	Nitori Holdings Co. Ltd.	89,937	11,013
	Japan Exchange Group Inc.	630,884	10,992
	Yamaha Motor Co. Ltd.	367,644	10,783
	Chubu Electric Power Co. Inc.	841,902	10,547
	NTT Data Group Corp.	756,157	10,519
[1]	Mitsui OSK Lines Ltd.	400,895	10,364
	Toray Industries Inc.	1,843,578	10,323
	Nissan Motor Co. Ltd.	2,336,230	10,291
	Asahi Kasei Corp.	1,496,616	10,199
	JFE Holdings Inc.	625,504	10,118
	Sumitomo Metal Mining Co. Ltd.	287,763	9,938
	Shimadzu Corp.	325,740	9,893
	T&D Holdings Inc.	601,255	9,776
	Capcom Co. Ltd.	216,836	9,750
	Pan Pacific International Holdings Corp.	483,608	9,562
	Tokyu Corp.	738,801	9,374
	Ono Pharmaceutical Co. Ltd.	509,501	9,337
	Rohm Co. Ltd.	99,619	9,335
	Daiwa Securities Group Inc.	1,718,176	9,314
	Mitsubishi Chemical Group Corp.	1,551,046	9,278
	MINEBEA MITSUMI Inc.	496,999	9,206
	Nexon Co. Ltd.	474,614	9,055
	Z Holdings Corp.	3,138,888	8,751
	Yakult Honsha Co. Ltd.	157,530	8,741
	Dai Nippon Printing Co. Ltd.	306,780	8,721
	Hankyu Hanshin Holdings Inc.	260,235	8,646
	MatsukiyoCocokara & Co.	146,749	8,588
	Dentsu Group Inc.	250,773	8,391
	Daito Trust Construction Co. Ltd.	77,622	8,350
	Isuzu Motors Ltd.	641,654	8,336
	Makita Corp.	293,015	8,228
	Kajima Corp.	515,042	8,139
	Kawasaki Kisen Kaisha Ltd.	266,142	8,025
	AGC Inc.	220,924	7,983
	Ibiden Co. Ltd.	131,279	7,979
	Taisei Corp.	209,990	7,958
	Nippon Building Fund Inc.	1,821	7,633
	Daifuku Co. Ltd.	355,292	7,599
	TOPPAN Inc.	321,572	7,569
	Obayashi Corp.	814,229	7,528
	Osaka Gas Co. Ltd.	475,165	7,477
	SG Holdings Co. Ltd.	509,900	7,441
	Hamamatsu Photonics KK	154,339	7,436
*	Tokyo Electric Power Co. Holdings Inc.	1,867,307	7,415
	Yamato Holdings Co. Ltd.	394,000	7,379
	Kintetsu Group Holdings Co. Ltd.	217,654	7,302
	MEIJI Holdings Co. Ltd.	310,398	7,171
	TIS Inc.	278,575	7,066
	Japan Real Estate Investment Corp.	1,753	7,051
	Keisei Electric Railway Co. Ltd.	169,852	7,050
	Nissan Chemical Corp.	156,142	7,016
	Yamaha Corp.	181,061	7,016
	Fuji Electric Co. Ltd.	152,500	6,894
	Nissin Foods Holdings Co. Ltd.	81,325	6,857
	Mazda Motor Corp.	690,532	6,850
	Aisin Corp.	208,452	6,774
	Sojitz Corp.	277,653	6,592

		Shares	Market Value ($000)
	Trend Micro Inc.	138,822	6,559
	Asics Corp.	206,505	6,514
	Nomura Real Estate Master Fund Inc.	5,445	6,478
	Tobu Railway Co. Ltd.	241,599	6,393
	Konami Group Corp.	113,506	6,367
	Zensho Holdings Co. Ltd.	117,770	6,276
	MISUMI Group Inc.	341,311	6,244
	SBI Holdings Inc.	290,472	6,134
	Ricoh Co. Ltd.	689,504	6,134
	Concordia Financial Group Ltd.	1,321,733	6,046
	JSR Corp.	210,068	6,026
	Sekisui Chemical Co. Ltd.	392,760	5,966
[1]	Idemitsu Kosan Co. Ltd.	279,922	5,911
	SUMCO Corp.	404,052	5,888
	Mitsui Chemicals Inc.	203,688	5,857
	Nippon Prologis REIT Inc.	2,832	5,791
	Kyowa Kirin Co. Ltd.	298,102	5,692
	Sumitomo Chemical Co. Ltd.	1,818,030	5,607
	Japan Metropolitan Fund Investment	8,168	5,602
	Yokogawa Electric Corp.	296,164	5,562
	Odakyu Electric Railway Co. Ltd.	377,356	5,513
	Suntory Beverage & Food Ltd.	152,914	5,443
	Toho Co. Ltd.	137,299	5,352
	TOTO Ltd.	172,966	5,317
	GLP J-REIT	5,360	5,280
	Kurita Water Industries Ltd.	130,964	5,267
	BayCurrent Consulting Inc.	161,770	5,224
	Ebara Corp.	110,130	5,205
	Seiko Epson Corp.	315,413	5,180
	Koito Manufacturing Co. Ltd.	281,442	5,175
	Hoshizaki Corp.	134,712	5,166
	Mitsubishi HC Capital Inc. (XTKS)	774,729	5,125
	SCREEN Holdings Co. Ltd.	47,417	5,123
	Chiba Bank Ltd.	727,966	5,119
	Daiwa House REIT Investment Corp.	2,584	5,087
	Bank of Kyoto Ltd.	86,135	5,084
	Niterra Co. Ltd.	240,287	5,081
	Otsuka Corp.	121,674	5,067
	Rohto Pharmaceutical Co. Ltd.	235,894	5,028
	Socionext Inc.	42,240	4,998
	Rakuten Group Inc.	1,266,865	4,962
	Shizuoka Financial Group Inc.	586,399	4,898
	Hirose Electric Co. Ltd.	38,511	4,878
	NIPPON EXPRESS HOLDINGS Inc.	82,951	4,864
	Nikon Corp.	367,704	4,860
	Asahi Intecc Co. Ltd.	233,352	4,789
	Azbil Corp.	150,596	4,752
	Fukuoka Financial Group Inc.	195,426	4,709
*	ANA Holdings Inc.	191,901	4,601
	Keio Corp.	137,925	4,585
	Kobe Bussan Co. Ltd.	171,100	4,557
	Kawasaki Heavy Industries Ltd.	178,655	4,556
	Isetan Mitsukoshi Holdings Ltd.	416,513	4,519
	Toyo Suisan Kaisha Ltd.	107,475	4,445
	Brother Industries Ltd.	282,857	4,409
	Shimizu Corp.	636,648	4,386
	Taiyo Yuden Co. Ltd.	146,881	4,380
	Square Enix Holdings Co. Ltd.	94,254	4,366

		Shares	Market Value ($000)
	USS Co. Ltd.	251,057	4,353
	Tosoh Corp.	331,673	4,335
	Tokyu Fudosan Holdings Corp.	725,219	4,311
	Kobe Steel Ltd.	393,906	4,308
	Hulic Co. Ltd.	502,941	4,282
	Oji Holdings Corp.	1,077,609	4,255
	Kansai Paint Co. Ltd.	257,786	4,225
	Kyushu Railway Co.	191,570	4,201
	Persol Holdings Co. Ltd.	212,211	4,198
	Sega Sammy Holdings Inc.	189,767	4,149
	Kuraray Co. Ltd.	411,367	4,139
	Nippon Sanso Holdings Corp.	171,132	4,138
	McDonald's Holdings Co. Japan Ltd.	104,400	4,110
	Haseko Corp.	311,591	4,057
	Lixil Corp.	316,402	4,044
	Kobayashi Pharmaceutical Co. Ltd.	72,714	3,997
	Marui Group Co. Ltd.	221,858	3,974
	Orix JREIT Inc.	3,114	3,962
	Sumitomo Forestry Co. Ltd.	163,986	3,957
	Nisshin Seifun Group Inc.	310,905	3,856
	Hikari Tsushin Inc.	25,895	3,842
*	Kyushu Electric Power Co. Inc.	559,778	3,801
	NGK Insulators Ltd.	309,905	3,801
	United Urban Investment Corp.	3,510	3,789
	Nagoya Railroad Co. Ltd.	235,050	3,785
	IHI Corp.	153,765	3,781
	Japan Post Insurance Co. Ltd.	233,576	3,775
	Japan Airlines Co. Ltd.	173,641	3,759
	Hitachi Construction Machinery Co. Ltd.	125,237	3,758
*	Tohoku Electric Power Co. Inc.	564,640	3,756
[1]	Advance Residence Investment Corp.	1,539	3,750
	Amada Co. Ltd.	379,669	3,737
	GMO Payment Gateway Inc.	48,692	3,715
	JGC Holdings Corp.	262,014	3,674
	Ryohin Keikaku Co. Ltd.	280,900	3,648
*	Mercari Inc.	140,823	3,567
	Yokohama Rubber Co. Ltd.	157,912	3,541
	Resonac Holdings Corp.	214,366	3,512
	Santen Pharmaceutical Co. Ltd.	401,407	3,508
	NH Foods Ltd.	121,260	3,499
	Goldwin Inc.	42,332	3,476
	MonotaRO Co. Ltd.	282,416	3,447
*	Skylark Holdings Co. Ltd.	266,067	3,443
	NSK Ltd.	529,110	3,425
	NOF Corp.	78,772	3,399
	Stanley Electric Co. Ltd.	183,149	3,384
	Kose Corp.	34,466	3,375
	Keihan Holdings Co. Ltd.	118,943	3,369
	Hakuhodo DY Holdings Inc.	292,443	3,364
	Tsuruha Holdings Inc.	43,431	3,335
	Nomura Real Estate Holdings Inc.	134,420	3,334
	Shinko Electric Industries Co. Ltd.	81,893	3,311
	TechnoPro Holdings Inc.	127,723	3,307
	Open House Group Co. Ltd.	86,624	3,296
	Sumitomo Heavy Industries Ltd.	133,503	3,286
	Iwatani Corp.	61,411	3,278
	Sanwa Holdings Corp.	237,774	3,234
	Mitsubishi Gas Chemical Co. Inc.	213,290	3,199

		Shares	Market Value ($000)
	Mebuki Financial Group Inc.	1,202,270	3,194
	CyberAgent Inc.	504,512	3,189
	Tokyo Tatemono Co. Ltd.	237,439	3,173
	Electric Power Development Co. Ltd. Class C	200,008	3,164
	Alfresa Holdings Corp.	196,900	3,140
	Sanrio Co. Ltd.	67,276	3,133
	Cosmo Energy Holdings Co. Ltd.	98,309	3,048
*	SHIFT Inc.	12,800	3,028
	Mitsubishi Motors Corp.	747,491	3,019
	Credit Saison Co. Ltd.	187,925	3,005
	Air Water Inc.	211,569	2,980
	Nifco Inc.	99,910	2,978
	Miura Co. Ltd.	117,743	2,971
	Japan Airport Terminal Co. Ltd.	63,583	2,963
[1]	Aozora Bank Ltd.	143,521	2,952
	Tokyo Century Corp.	75,183	2,945
	Medipal Holdings Corp.	171,651	2,943
	Koei Tecmo Holdings Co. Ltd.	171,686	2,938
	Nichirei Corp.	128,001	2,920
	THK Co. Ltd.	145,299	2,913
	Lion Corp.	304,321	2,908
	Keikyu Corp.	305,304	2,902
	Iida Group Holdings Co. Ltd.	164,838	2,892
	Sekisui House REIT Inc.	4,867	2,889
	Itochu Techno-Solutions Corp.	113,714	2,882
	Toyo Seikan Group Holdings Ltd.	176,831	2,875
	Taiheiyo Cement Corp.	137,636	2,874
	Lawson Inc.	57,171	2,869
	J Front Retailing Co. Ltd.	294,338	2,865
	Nabtesco Corp.	133,521	2,832
	Tokyo Ohka Kogyo Co. Ltd.	44,016	2,780
	Nankai Electric Railway Co. Ltd.	131,090	2,778
	Seibu Holdings Inc.	247,504	2,752
	Rinnai Corp.	126,308	2,750
	Japan Prime Realty Investment Corp.	1,095	2,726
	Daicel Corp.	293,679	2,721
	Kamigumi Co. Ltd.	117,285	2,721
	Fujikura Ltd.	324,222	2,711
	Horiba Ltd.	45,920	2,709
	Mitsubishi Materials Corp.	151,168	2,702
	Hachijuni Bank Ltd.	524,306	2,701
	Oracle Corp. Japan	38,417	2,693
	Kadokawa Corp.	108,488	2,689
	Japan Hotel REIT Investment Corp.	5,385	2,674
	Activia Properties Inc.	909	2,647
	COMSYS Holdings Corp.	132,391	2,646
	Hisamitsu Pharmaceutical Co. Inc.	81,603	2,608
	JTEKT Corp.	275,310	2,597
	INFRONEER Holdings Inc.	265,495	2,585
	Sohgo Security Services Co. Ltd.	422,445	2,583
	EXEO Group Inc.	123,984	2,578
	Nippon Accommodations Fund Inc.	541	2,564
	Shimamura Co. Ltd.	25,751	2,550
	Seino Holdings Co. Ltd.	161,510	2,542
	SCSK Corp.	151,715	2,522
	ZOZO Inc.	129,168	2,522
	Ulvac Inc.	58,575	2,515
	Sanken Electric Co. Ltd.	24,496	2,503

		Shares	Market Value ($000)
*	Chugoku Electric Power Co. Inc.	359,567	2,495
	Nippon Shinyaku Co. Ltd.	61,260	2,477
	Tokyo Seimitsu Co. Ltd.	44,621	2,472
	Invincible Investment Corp.	5,936	2,459
	Teijin Ltd.	229,706	2,457
	Suzuken Co. Ltd.	84,093	2,455
	Industrial & Infrastructure Fund Investment Corp.	2,343	2,452
	Internet Initiative Japan Inc.	129,492	2,411
	Cosmos Pharmaceutical Corp.	20,826	2,406
	Sundrug Co. Ltd.	81,293	2,400
	Nihon Kohden Corp.	90,851	2,395
	ADEKA Corp.	117,138	2,375
	Food & Life Cos. Ltd.	120,468	2,370
	Fujitec Co. Ltd.	91,140	2,344
	LaSalle Logiport REIT	2,156	2,307
*	Money Forward Inc.	52,701	2,280
	Takashimaya Co. Ltd.	156,757	2,279
	Iyogin Holdings Inc.	321,425	2,270
	Casio Computer Co. Ltd.	265,460	2,268
	Kakaku.com Inc.	151,669	2,267
	Kenedix Office Investment Corp.	952	2,264
	Macnica Holdings Inc.	53,959	2,262
	Yamada Holdings Co. Ltd.	747,873	2,259
	Hirogin Holdings Inc.	364,926	2,257
	Welcia Holdings Co. Ltd.	119,164	2,243
	Nagase & Co. Ltd.	130,185	2,238
	Sumitomo Rubber Industries Ltd.	218,645	2,236
	Mitsui Fudosan Logistics Park Inc.	628	2,235
[1]	Japan Logistics Fund Inc.	1,055	2,230
	Kyushu Financial Group Inc.	449,891	2,190
	Kaneka Corp.	74,230	2,187
	SHO-BOND Holdings Co. Ltd.	53,686	2,180
	AEON REIT Investment Corp.	2,065	2,174
	NET One Systems Co. Ltd.	98,712	2,169
	Alps Alpine Co. Ltd.	245,220	2,167
	UBE Corp.	117,200	2,139
	Sankyo Co. Ltd.	50,078	2,118
	Kagome Co. Ltd.	94,834	2,114
	Taisho Pharmaceutical Holdings Co. Ltd.	54,610	2,106
	Zenkoku Hosho Co. Ltd.	59,865	2,102
	Tokai Carbon Co. Ltd.	235,186	2,092
*	Park24 Co. Ltd.	158,112	2,086
	DMG Mori Co. Ltd.	122,324	2,081
	Yamazaki Baking Co. Ltd.	143,241	2,061
	House Foods Group Inc.	88,954	2,054
	Sapporo Holdings Ltd.	77,708	2,047
	Konica Minolta Inc.	552,041	2,046
	Denka Co. Ltd.	103,271	2,040
	Kinden Corp.	147,821	2,039
	Sankyu Inc.	58,768	2,038
	Daiwabo Holdings Co. Ltd.	104,780	2,031
	Toho Gas Co. Ltd.	108,182	2,027
	Kewpie Corp.	123,774	2,006
	Yamaguchi Financial Group Inc.	257,604	2,003
[1]	Workman Co. Ltd.	54,881	2,003
	Coca-Cola Bottlers Japan Holdings Inc.	173,499	1,998
	Gunma Bank Ltd.	470,772	1,992
	NOK Corp.	131,429	1,979

		Shares	Market Value ($000)
	Kenedix Residential Next Investment Corp.	1,265	1,979
	BIPROGY Inc.	80,299	1,971
	Comforia Residential REIT Inc.	810	1,939
	Rakus Co. Ltd.	113,701	1,930
	Nippon Kayaku Co. Ltd.	208,518	1,924
	Ito En Ltd.	67,334	1,922
	Sotetsu Holdings Inc.	99,238	1,920
	Mori Hills REIT Investment Corp. Class C	1,887	1,920
	Nakanishi Inc.	83,334	1,920
	Toyoda Gosei Co. Ltd.	89,659	1,914
	Daiwa Securities Living Investments Corp.	2,387	1,912
	Daiichikosho Co. Ltd.	94,614	1,911
	Zeon Corp.	176,714	1,906
	Yamato Kogyo Co. Ltd.	39,154	1,872
	Penta-Ocean Construction Co. Ltd.	344,375	1,869
[1]	Mitsui High-Tec Inc.	26,588	1,860
	Frontier Real Estate Investment Corp.	559	1,857
	Amano Corp.	81,680	1,856
	Hulic REIT Inc.	1,598	1,855
	Sugi Holdings Co. Ltd.	41,431	1,847
	GS Yuasa Corp.	91,538	1,842
	Nippon Gas Co. Ltd.	124,751	1,836
	DIC Corp.	97,119	1,833
	Mabuchi Motor Co. Ltd.	63,761	1,831
	Fuji Corp.	99,836	1,828
	Takara Holdings Inc.	206,579	1,818
	Fuyo General Lease Co. Ltd.	22,011	1,816
	Nihon M&A Center Holdings Inc.	314,024	1,798
	Daido Steel Co. Ltd.	41,545	1,781
	OKUMA Corp.	35,040	1,778
	Daiseki Co. Ltd.	52,684	1,776
	77 Bank Ltd.	83,270	1,774
	Nishi-Nippon Financial Holdings Inc.	165,642	1,764
	Ushio Inc.	127,137	1,761
	Calbee Inc.	90,750	1,760
	Dowa Holdings Co. Ltd.	54,429	1,758
	Seven Bank Ltd.	808,372	1,756
	NSD Co. Ltd.	89,552	1,754
	Nippon Electric Glass Co. Ltd.	96,464	1,752
	Mitsubishi Logistics Corp.	69,600	1,748
	Maruichi Steel Tube Ltd.	73,727	1,747
	Sumitomo Bakelite Co. Ltd.	40,150	1,747
	Mitsubishi Estate Logistics REIT Investment Corp.	610	1,745
	Relo Group Inc.	126,316	1,744
	Meitec Corp.	94,743	1,727
	Pigeon Corp.	127,895	1,727
	Aeon Mall Co. Ltd.	139,601	1,725
	Nissui Corp.	360,575	1,717
	Jeol Ltd.	49,324	1,692
	Mizuho Leasing Co. Ltd.	49,166	1,688
	Fuji Soft Inc.	50,606	1,686
	Harmonic Drive Systems Inc.	61,220	1,686
	Kotobuki Spirits Co. Ltd.	22,113	1,683
	Toyo Tire Corp.	124,130	1,681
	ABC-Mart Inc.	30,266	1,676
	Citizen Watch Co. Ltd.	256,081	1,674
	K's Holdings Corp.	180,960	1,661
	Japan Steel Works Ltd.	79,381	1,654

		Shares	Market Value ($000)
	Nishi-Nippon Railroad Co. Ltd.	91,347	1,650
	Yoshinoya Holdings Co. Ltd.	83,302	1,648
	Kokuyo Co. Ltd.	102,507	1,644
	Fujimi Inc.	67,530	1,638
	NHK Spring Co. Ltd.	204,141	1,636
	Rengo Co. Ltd.	251,426	1,601
	NTT UD REIT Investment Corp.	1,680	1,593
	SBI Shinsei Bank Ltd.	78,735	1,586
	Tsumura & Co.	85,165	1,585
	Toda Corp.	280,120	1,560
	Mori Trust REIT Inc.	3,023	1,558
	Mitsui Mining & Smelting Co. Ltd.	65,745	1,554
[1]	Tokyu REIT Inc.	1,171	1,549
	Ezaki Glico Co. Ltd.	58,458	1,545
	TS Tech Co. Ltd.	118,722	1,534
	Ship Healthcare Holdings Inc.	94,510	1,531
	Maruwa Co. Ltd.	9,162	1,522
	Furukawa Electric Co. Ltd.	78,973	1,516
	Nippon Shokubai Co. Ltd.	38,852	1,496
	Topcon Corp.	122,914	1,496
	Japan Excellent Inc.	1,609	1,492
	Nichias Corp.	72,439	1,489
	Fancl Corp.	84,968	1,488
	Morinaga Milk Industry Co. Ltd.	44,113	1,486
	CRE Logistics REIT Inc.	1,203	1,485
	Aica Kogyo Co. Ltd.	62,455	1,484
	DeNA Co. Ltd.	121,035	1,484
	Hanwa Co. Ltd.	43,329	1,482
*	Sharp Corp.	248,415	1,477
	Chugin Financial Group Inc.	219,101	1,471
	Fujitsu General Ltd.	70,140	1,465
	Tokuyama Corp.	85,082	1,464
	Inaba Denki Sangyo Co. Ltd.	65,860	1,463
	Canon Marketing Japan Inc.	55,489	1,456
	JMDC Inc.	38,100	1,456
	GMO internet group Inc.	73,012	1,450
	Kenedix Retail REIT Corp.	737	1,442
	Hazama Ando Corp.	179,559	1,437
	Hitachi Zosen Corp.	217,634	1,434
	Morinaga & Co. Ltd.	43,710	1,419
	Yaoko Co. Ltd.	26,801	1,414
	Pola Orbis Holdings Inc.	96,252	1,412
	Kyudenko Corp.	48,818	1,408
	Takasago Thermal Engineering Co. Ltd.	77,398	1,397
	SMS Co. Ltd.	65,768	1,397
	Kanematsu Corp.	95,114	1,395
	Ferrotec Holdings Corp.	57,641	1,395
*	PeptiDream Inc.	109,430	1,393
	Toyota Boshoku Corp.	76,126	1,389
	OBIC Business Consultants Co. Ltd.	33,006	1,386
	Hokuhoku Financial Group Inc.	154,405	1,382
	AEON Financial Service Co. Ltd.	151,231	1,359
	Tomy Co. Ltd.	100,086	1,354
	Wacoal Holdings Corp.	62,167	1,353
	Daiwa Office Investment Corp.	307	1,352
	Pilot Corp.	40,984	1,350
	Anritsu Corp.	169,953	1,338
	H.U. Group Holdings Inc.	67,742	1,337

		Shares	Market Value ($000)
	Descente Ltd.	45,588	1,323
	Nisshinbo Holdings Inc.	152,011	1,306
*	Hino Motors Ltd.	324,256	1,301
	Mirait One Corp.	100,838	1,295
*	Shikoku Electric Power Co. Inc.	183,525	1,293
	Colowide Co. Ltd.	86,937	1,291
	Heiwa Real Estate REIT Inc.	1,264	1,290
	ARE Holdings Inc.	95,416	1,281
	Toagosei Co. Ltd.	134,814	1,279
	Daishi Hokuetsu Financial Group Inc.	51,048	1,276
	Izumi Co. Ltd.	50,615	1,275
	Outsourcing Inc.	124,630	1,275
	Hoshino Resorts REIT Inc.	290	1,271
	Nikkon Holdings Co. Ltd.	59,953	1,260
	Takeuchi Manufacturing Co. Ltd.	40,041	1,255
	OSG Corp.	93,897	1,252
	Kureha Corp.	20,926	1,251
	Bic Camera Inc.	164,793	1,238
	PALTAC Corp.	36,752	1,235
*	Hokuriku Electric Power Co.	200,642	1,223
	Japan Petroleum Exploration Co. Ltd.	35,537	1,221
	Toho Holdings Co. Ltd.	62,460	1,218
	Dexerials Corp.	53,580	1,216
	Toridoll Holdings Corp.	48,900	1,208
	NTN Corp.	535,817	1,204
	Okamura Corp.	83,823	1,203
	Shiga Bank Ltd.	56,064	1,201
	Resorttrust Inc.	75,694	1,197
	Tadano Ltd.	152,366	1,196
	Kyoritsu Maintenance Co. Ltd.	30,488	1,195
	Okumura Corp.	39,685	1,187
	Sangetsu Corp.	64,605	1,186
	Glory Ltd.	57,443	1,182
	Japan Material Co. Ltd.	66,236	1,171
	Global One Real Estate Investment Corp.	1,417	1,171
	H2O Retailing Corp.	107,900	1,161
	NIPPON REIT Investment Corp.	486	1,157
	Taikisha Ltd.	38,667	1,151
	Ain Holdings Inc.	32,307	1,149
	Inabata & Co. Ltd.	49,298	1,149
	As One Corp.	28,784	1,144
	Nippon Soda Co. Ltd.	30,172	1,135
	Heiwa Corp.	66,956	1,134
	San-In Godo Bank Ltd.	174,798	1,131
	Sawai Group Holdings Co. Ltd.	45,348	1,129
	Acom Co. Ltd.	455,426	1,120
	FP Corp.	53,086	1,119
	Benesse Holdings Inc.	85,518	1,117
	Justsystems Corp.	39,142	1,114
*	Nippon Paper Industries Co. Ltd.	114,509	1,113
	CKD Corp.	73,045	1,111
	Nextage Co. Ltd.	42,000	1,103
	Digital Garage Inc.	37,548	1,093
	Kaken Pharmaceutical Co. Ltd.	43,839	1,092
	Fuji Kyuko Co. Ltd.	27,093	1,081
	Okasan Securities Group Inc.	270,256	1,077
	Japan Elevator Service Holdings Co. Ltd.	86,700	1,072
	Seria Co. Ltd.	63,857	1,071

		Shares	Market Value ($000)
	Sumitomo Osaka Cement Co. Ltd.	38,026	1,068
	Tokyo Steel Manufacturing Co. Ltd.	87,949	1,064
	Duskin Co. Ltd.	47,095	1,063
	Japan Aviation Electronics Industry Ltd.	52,291	1,062
	NEC Networks & System Integration Corp.	80,485	1,061
	Katitas Co. Ltd.	57,500	1,058
	Mani Inc.	81,915	1,053
	Tsubakimoto Chain Co.	39,444	1,052
	Kusuri no Aoki Holdings Co. Ltd.	18,326	1,052
	Menicon Co. Ltd.	58,384	1,047
	Fukuoka REIT Corp.	893	1,046
	Sumitomo Warehouse Co. Ltd.	60,736	1,044
	Kandenko Co. Ltd.	118,814	1,042
	Sakata Seed Corp.	36,950	1,038
	Jaccs Co. Ltd.	28,084	1,030
	Takuma Co. Ltd.	94,052	1,029
	Open Up Group Inc.	65,474	1,027
	Tokai Rika Co. Ltd.	64,570	1,022
	Heiwa Real Estate Co. Ltd.	35,835	1,001
	Toei Co. Ltd.	7,868	1,000
	Makino Milling Machine Co. Ltd.	24,913	999
	DTS Corp.	42,212	998
	Juroku Financial Group Inc.	40,237	995
*	Hokkaido Electric Power Co. Inc.	213,070	994
	Nipro Corp.	136,248	989
	Shoei Co. Ltd.	54,400	989
	Osaka Soda Co. Ltd.	24,219	986
	Senko Group Holdings Co. Ltd.	135,910	984
*,1	Atom Corp.	155,051	970
*	Sansan Inc.	91,285	966
	Aichi Financial Group Inc.	55,843	964
	TOKAI Holdings Corp.	150,275	957
	Information Services International-Dentsu Ltd.	26,892	954
	Saizeriya Co. Ltd.	29,981	953
[1]	Hokuetsu Corp.	156,756	951
	NS Solutions Corp.	36,148	949
	Ryosan Co. Ltd.	29,978	949
[1]	EDION Corp.	91,357	939
	Royal Holdings Co. Ltd.	49,779	929
	Fukuyama Transporting Co. Ltd.	32,845	928
	Hankyu Hanshin REIT Inc.	928	927
	Mixi Inc.	49,042	926
	Daiei Kankyo Co. Ltd.	54,600	925
	DCM Holdings Co. Ltd.	108,762	921
	Max Co. Ltd.	48,718	913
	Tsuburaya Fields Holdings Inc.	42,442	911
	Daihen Corp.	23,607	911
	Kumiai Chemical Industry Co. Ltd.	121,037	909
	Itoham Yonekyu Holdings Inc.	178,936	908
	Round One Corp.	226,303	906
	Nihon Parkerizing Co. Ltd.	115,651	905
	Shochiku Co. Ltd.	11,656	892
	Lintec Corp.	53,967	891
	KYB Corp.	25,127	890
	TKC Corp.	34,164	888
	Organo Corp.	30,472	883
	Create Restaurants Holdings Inc.	115,476	883
	Monex Group Inc.	225,018	877

		Shares	Market Value ($000)
	Hokkoku Financial Holdings Inc.	25,784	877
	en japan Inc.	44,300	876
	Daio Paper Corp.	101,666	874
	Suruga Bank Ltd.	205,883	866
	Rorze Corp.	11,056	865
	Toshiba TEC Corp.	29,687	862
	Meidensha Corp.	57,715	860
	Nishimatsu Construction Co. Ltd.	33,021	860
	San-Ai Obbli Co. Ltd.	75,342	858
	Eizo Corp.	24,110	857
	Star Asia Investment Corp.	2,121	857
	Kumagai Gumi Co. Ltd.	37,737	855
	JAFCO Group Co. Ltd.	64,865	848
	Shibaura Machine Co. Ltd.	26,493	847
	North Pacific Bank Ltd.	387,193	846
	Fuji Oil Holdings Inc.	59,690	842
	Sumitomo Pharma Co. Ltd.	202,862	841
	Kaga Electronics Co. Ltd.	18,718	838
	Nichiha Corp.	36,068	830
	Toyobo Co. Ltd.	108,492	828
	Autobacs Seven Co. Ltd.	75,314	827
	C Uyemura & Co. Ltd.	12,500	827
[1]	Seiren Co. Ltd.	47,682	824
	Aiful Corp.	325,542	818
	Joyful Honda Co. Ltd.	70,614	818
	Ichigo Office REIT Investment Corp.	1,309	815
	Nippon Light Metal Holdings Co. Ltd.	75,934	811
	Hyakugo Bank Ltd.	238,638	798
	Infomart Corp.	265,932	792
	Takara Bio Inc.	64,086	787
[1]	Tokai Tokyo Financial Holdings Inc.	254,834	786
	Monogatari Corp.	32,026	784
	TBS Holdings Inc.	41,737	781
	Tokyo Kiraboshi Financial Group Inc.	29,465	780
	Japan Securities Finance Co. Ltd.	91,781	779
	Benefit One Inc.	75,080	776
	Kiyo Bank Ltd.	72,100	774
	Milbon Co. Ltd.	21,514	774
	Kissei Pharmaceutical Co. Ltd.	36,252	768
	Nippn Corp.	58,263	764
	Raito Kogyo Co. Ltd.	52,688	763
	Matsui Securities Co. Ltd.	134,723	761
	Wacom Co. Ltd.	178,331	760
	Paramount Bed Holdings Co. Ltd.	46,222	757
	Hosiden Corp.	58,434	756
	Idec Corp.	35,279	751
	Transcosmos Inc.	30,577	750
	Ariake Japan Co. Ltd.	20,417	745
	Shinmaywa Industries Ltd.	73,729	744
	Yodogawa Steel Works Ltd.	30,970	743
	Riken Keiki Co. Ltd.	19,620	742
	GungHo Online Entertainment Inc.	37,634	739
	Kohnan Shoji Co. Ltd.	29,977	734
	Base Co. Ltd.	19,100	732
	Ichibanya Co. Ltd.	18,624	730
	Mitsuboshi Belting Ltd.	22,801	723
	Toyo Tanso Co. Ltd.	18,035	723
	Ai Holdings Corp.	45,636	720

		Shares	Market Value ($000)
	Fuso Chemical Co. Ltd.	22,612	713
	Zojirushi Corp.	50,698	713
	Nichicon Corp.	72,014	712
	Starts Corp. Inc.	34,360	712
	Nitto Kogyo Corp.	27,777	711
	Mirai Corp.	2,206	711
	Advance Logistics Investment Corp.	766	711
	PAL GROUP Holdings Co. Ltd.	24,102	707
	Nojima Corp.	72,400	707
	Japan Wool Textile Co. Ltd.	83,200	706
	KH Neochem Co. Ltd.	43,137	706
	Taihei Dengyo Kaisha Ltd.	22,530	705
	Arcs Co. Ltd.	40,041	699
	JCR Pharmaceuticals Co. Ltd.	73,132	695
	Nanto Bank Ltd.	37,921	695
	Taiyo Holdings Co. Ltd.	37,140	695
	KOMEDA Holdings Co. Ltd.	35,858	695
	ZERIA Pharmaceutical Co. Ltd.	42,105	690
	Trusco Nakayama Corp.	44,518	686
	Noritake Co. Ltd.	17,540	684
	ASKUL Corp.	48,910	682
	Towa Corp.	36,138	682
	Nisshin Oillio Group Ltd.	25,290	679
	MOS Food Services Inc.	29,486	678
	SOSiLA Logistics REIT Inc.	750	678
	Mitsubishi Logisnext Co. Ltd.	75,161	676
	San-A Co. Ltd.	20,316	673
	Kitz Corp.	90,388	673
	Maruha Nichiro Corp.	38,732	672
*,1	W-Scope Corp.	61,783	669
	Micronics Japan Co. Ltd.	41,847	668
	Takara Standard Co. Ltd.	50,881	667
[1]	Toei Animation Co. Ltd.	7,350	667
	Simplex Holdings Inc.	32,900	664
	Komeri Co. Ltd.	31,370	658
	Kanamoto Co. Ltd.	37,175	656
	Mochida Pharmaceutical Co. Ltd.	28,080	653
	Gunze Ltd.	20,722	652
	Megmilk Snow Brand Co. Ltd.	47,106	649
	Iriso Electronics Co. Ltd.	23,307	648
	Yamazen Corp.	76,192	648
	Musashino Bank Ltd.	36,551	645
	Sanki Engineering Co. Ltd.	59,398	645
	Fujimori Kogyo Co. Ltd.	25,630	644
	JVCKenwood Corp.	194,475	642
	Funai Soken Holdings Inc.	34,456	640
*,1	HIS Co. Ltd.	44,648	640
	Mitsui-Soko Holdings Co. Ltd.	25,100	640
	Valor Holdings Co. Ltd.	42,325	636
	Shibaura Mechatronics Corp.	3,800	636
	Noevir Holdings Co. Ltd.	16,627	634
	UACJ Corp.	31,569	632
	Mitsubishi Pencil Co. Ltd.	48,092	630
	Toyo Ink SC Holdings Co. Ltd.	40,822	629
	Financial Partners Group Co. Ltd.	65,118	629
	SAMTY Co. Ltd.	39,300	628
	Toyo Construction Co. Ltd.	82,570	627
	Nishimatsuya Chain Co. Ltd.	51,980	624

		Shares	Market Value ($000)
	Tokyo Electron Device Ltd.	8,672	624
	Iino Kaiun Kaisha Ltd.	96,495	623
	Tocalo Co. Ltd.	61,156	622
	Awa Bank Ltd.	41,023	621
	Fuji Seal International Inc.	55,403	621
	Nippon Densetsu Kogyo Co. Ltd.	41,038	621
[1]	Maeda Kosen Co. Ltd.	28,100	621
*	UT Group Co. Ltd.	30,700	621
	Musashi Seimitsu Industry Co. Ltd.	49,604	619
	Sakata INX Corp.	71,306	615
	Hiday Hidaka Corp.	34,349	611
	Amvis Holdings Inc.	29,991	609
	Nishio Holdings Co. Ltd.	23,933	608
	Adastria Co. Ltd.	29,772	607
	Okinawa Cellular Telephone Co.	28,756	607
	Ricoh Leasing Co. Ltd.	19,537	606
	AZ-COM Maruwa Holdings Inc.	43,988	605
	Kato Sangyo Co. Ltd.	21,899	601
	Fuji Media Holdings Inc.	54,184	600
	S Foods Inc.	25,436	600
*	euglena Co. Ltd.	96,608	598
	Valqua Ltd.	21,831	597
	Mitsuuroko Group Holdings Co. Ltd.	62,700	594
	KeePer Technical Laboratory Co. Ltd.	13,426	593
*	Leopalace21 Corp.	274,076	591
	Dip Corp.	23,406	591
	Earth Corp.	16,539	591
	Nitto Boseki Co. Ltd.	30,169	589
	MCJ Co. Ltd.	74,208	589
	Maxell Ltd.	51,702	587
	Nachi-Fujikoshi Corp.	21,713	587
	Ogaki Kyoritsu Bank Ltd.	42,619	587
	Systena Corp.	305,620	585
	Oki Electric Industry Co. Ltd.	92,610	585
[1]	Create SD Holdings Co. Ltd.	23,699	585
	Yokogawa Bridge Holdings Corp.	32,459	584
	Nomura Co. Ltd.	91,540	582
	Raiznext Corp.	56,423	578
	Optex Group Co. Ltd.	43,868	576
	Ryobi Ltd.	27,577	574
	Nippon Pillar Packing Co. Ltd.	18,200	570
	Hioki EE Corp.	9,959	569
	Nagaileben Co. Ltd.	34,283	569
	Totetsu Kogyo Co. Ltd.	29,670	568
	Heiwado Co. Ltd.	33,262	566
	Tri Chemical Laboratories Inc.	30,500	566
	Nitta Corp.	24,711	564
	Central Glass Co. Ltd.	25,916	562
	Procrea Holdings Inc.	37,710	562
	T Hasegawa Co. Ltd.	23,499	561
	Fuji Co. Ltd.	43,416	560
	Seiko Group Corp.	30,293	560
	Showa Sangyo Co. Ltd.	28,986	560
	West Holdings Corp.	28,614	560
	Universal Entertainment Corp.	30,890	559
	Topre Corp.	48,412	558
	eGuarantee Inc.	37,600	558
*	RENOVA Inc.	52,700	557

		Shares	Market Value ($000)
	Premium Group Co. Ltd.	44,100	557
	Senshu Ikeda Holdings Inc.	302,264	556
	Ohsho Food Service Corp.	11,650	555
	Nissha Co. Ltd.	45,728	553
	SKY Perfect JSAT Holdings Inc.	131,930	551
	Hirata Corp.	9,815	550
	Mizuno Corp.	20,915	548
	Management Solutions Co. Ltd.	19,126	548
	Life Corp.	21,810	547
	Exedy Corp.	31,163	545
	Nagawa Co. Ltd.	10,800	544
[1]	OSAKA Titanium Technologies Co. Ltd.	21,514	543
	Star Micronics Co. Ltd.	43,443	541
*	Raksul Inc.	54,600	540
	Shin-Etsu Polymer Co. Ltd.	54,132	538
	JCU Corp.	22,498	536
	FCC Co. Ltd.	40,838	535
	Keiyo Bank Ltd.	127,153	534
	Kisoji Co. Ltd.	30,700	534
[1]	Toyo Gosei Co. Ltd.	8,900	534
	Megachips Corp.	17,817	533
	Yuasa Trading Co. Ltd.	16,626	533
	Elecom Co. Ltd.	49,422	532
	Japan Lifeline Co. Ltd.	75,708	530
[1]	Toho Titanium Co. Ltd.	36,950	528
	Sekisui Jushi Corp.	33,371	524
[1]	Ryoyo Electro Corp.	21,006	522
	Takara Leben Real Estate Investment Corp.	761	521
	Fukushima Galilei Co. Ltd.	14,648	520
	Token Corp.	9,866	520
	Pacific Industrial Co. Ltd.	53,792	518
	United Arrows Ltd.	30,478	514
	Oiles Corp.	37,571	512
	Kyokuto Kaihatsu Kogyo Co. Ltd.	39,662	509
	Noritz Corp.	41,141	505
	Shibuya Corp.	27,104	502
[1]	United Super Markets Holdings Inc.	63,835	502
	Sanyo Special Steel Co. Ltd.	24,777	498
	Yokorei Co. Ltd.	57,927	497
	Noritsu Koki Co. Ltd.	28,605	496
	Kyorin Pharmaceutical Co. Ltd.	39,787	496
	Shizuoka Gas Co. Ltd.	63,738	493
	Hyakujushi Bank Ltd.	32,678	492
	Meiko Electronics Co. Ltd.	24,718	492
	Morita Holdings Corp.	44,916	490
	Onward Holdings Co. Ltd.	121,059	489
	Konishi Co. Ltd.	30,480	489
	Nippon Yakin Kogyo Co. Ltd.	15,931	489
[1]	Samty Residential Investment Corp.	595	487
	Yellow Hat Ltd.	36,966	486
	YAMABIKO Corp.	44,447	486
[1]	Change Holdings Inc.	36,700	485
	Health Care & Medical Investment Corp.	450	485
	Bank of Nagoya Ltd.	17,518	481
	Prima Meat Packers Ltd.	30,865	481
	Japan Pulp & Paper Co. Ltd.	14,749	480
	Arata Corp.	13,849	479
*	Nippon Sheet Glass Co. Ltd.	104,982	479

		Shares	Market Value ($000)
	Eiken Chemical Co. Ltd.	45,056	478
	Mitsubishi Shokuhin Co. Ltd.	17,935	478
	Totech Corp.	12,800	478
	Sanyo Denki Co. Ltd.	9,359	475
*	Ringer Hut Co. Ltd.	27,398	474
	TOMONY Holdings Inc.	166,308	472
	Kura Sushi Inc.	21,610	471
	Itochu Enex Co. Ltd.	47,888	470
	Aoyama Trading Co. Ltd.	51,282	468
	Hamakyorex Co. Ltd.	16,929	468
	Nittetsu Mining Co. Ltd.	13,044	467
	Orient Corp.	59,574	466
	BML Inc.	22,003	465
	Sun Frontier Fudousan Co. Ltd.	43,604	463
	Nichireki Co. Ltd.	30,400	463
	Bando Chemical Industries Ltd.	44,803	461
	Restar Holdings Corp.	27,627	461
	Retail Partners Co. Ltd.	42,200	460
	Hakuto Co. Ltd.	11,645	459
	Belc Co. Ltd.	9,658	458
	Maruzen Showa Unyu Co. Ltd.	15,738	458
	Sumitomo Mitsui Construction Co. Ltd.	171,932	456
	Nippon Signal Company Ltd.	63,421	455
	Chudenko Corp.	27,682	454
	ZIGExN Co. Ltd.	82,000	453
	Kameda Seika Co. Ltd.	14,738	452
	Septeni Holdings Co. Ltd.	158,100	451
	Hogy Medical Co. Ltd.	20,496	449
	Uchida Yoko Co. Ltd.	11,559	449
	Starts Proceed Investment Corp.	283	447
	SBS Holdings Inc.	18,800	446
	Digital Arts Inc.	11,256	445
	Tsugami Corp.	50,662	445
	Sankei Real Estate Inc.	668	445
*,1	Oisix ra daichi Inc.	27,054	445
	Nissan Shatai Co. Ltd.	69,610	444
	TPR Co. Ltd.	34,872	443
[1]	Furuya Metal Co. Ltd.	5,700	443
*	PKSHA Technology Inc.	20,988	441
	Chofu Seisakusho Co. Ltd.	25,011	440
	TSI Holdings Co. Ltd.	86,784	440
	Aida Engineering Ltd.	61,434	439
	Toa Corp.	19,218	439
	Koshidaka Holdings Co. Ltd.	52,768	439
	Altech Corp.	22,100	439
	Eagle Industry Co. Ltd.	35,276	438
	Cybozu Inc.	27,588	432
	One REIT Inc.	237	432
	Riso Kagaku Corp.	26,283	431
	Doutor Nichires Holdings Co. Ltd.	27,471	431
	Zuken Inc.	14,735	430
	Meisei Industrial Co. Ltd.	62,184	429
	Future Corp.	39,232	428
	Press Kogyo Co. Ltd.	95,393	427
	ASAHI YUKIZAI Corp.	13,744	426
	Tamron Co. Ltd.	13,427	426
	Tokyotokeiba Co. Ltd.	15,730	426
	Nikkiso Co. Ltd.	66,720	425

		Shares	Market Value ($000)
*	Chiyoda Corp.	174,508	424
	Sanyo Chemical Industries Ltd.	13,852	422
	Okinawa Financial Group Inc.	26,780	422
	Nittoku Co. Ltd.	23,400	422
	Bunka Shutter Co. Ltd.	54,248	421
	GLOBERIDE Inc.	25,400	420
	Piolax Inc.	26,988	420
	Argo Graphics Inc.	17,000	419
	Shoei Foods Corp.	13,741	418
	Yonex Co. Ltd.	42,528	416
[1]	Snow Peak Inc.	33,400	415
	Nippon Seiki Co. Ltd.	59,191	414
	Sumitomo Densetsu Co. Ltd.	18,535	413
	Fujibo Holdings Inc.	15,549	412
	Usen-Next Holdings Co. Ltd.	17,794	412
	Shikoku Kasei Holdings Corp.	41,144	410
	Nafco Co. Ltd.	30,900	410
	ARTERIA Networks Corp.	29,400	409
	Intage Holdings Inc.	34,150	408
[1]	JINS Holdings Inc.	16,430	408
	Insource Co. Ltd.	46,200	408
	Miyazaki Bank Ltd.	21,971	406
	Wakita & Co. Ltd.	44,899	406
	WingArc1st Inc.	21,100	406
	Chugoku Marine Paints Ltd.	46,736	405
	Anicom Holdings Inc.	91,036	405
	Aeon Delight Co. Ltd.	19,514	404
	Geo Holdings Corp.	29,064	403
	Shima Seiki Manufacturing Ltd.	29,468	403
	Mitani Sekisan Co. Ltd.	11,900	403
	Mandom Corp.	40,027	402
	Siix Corp.	37,036	401
	Yondoshi Holdings Inc.	29,418	401
*	Okinawa Electric Power Co. Inc.	49,344	400
	Oyo Corp.	21,602	400
	Okamoto Industries Inc.	14,329	398
	Koa Corp.	32,069	397
	MEC Co. Ltd.	15,946	397
	PHC Holdings Corp.	37,200	395
	Ichigo Inc.	206,543	393
	Roland Corp.	13,800	393
	Tsukishima Holdings Co. Ltd.	43,437	392
	Tosei REIT Investment Corp.	410	392
	Axial Retailing Inc.	14,534	388
	Daiichi Jitsugyo Co. Ltd.	10,257	387
	I'll Inc.	21,100	386
	Tokyu Construction Co. Ltd.	70,780	383
	Towa Pharmaceutical Co. Ltd.	30,180	382
	Tsurumi Manufacturing Co. Ltd.	20,904	381
	Kosaido Holdings Co. Ltd.	24,400	380
	Doshisha Co. Ltd.	22,997	379
	Furukawa Co. Ltd.	33,047	379
	Joshin Denki Co. Ltd.	26,314	379
	Sinko Industries Ltd.	27,409	379
	Takasago International Corp.	18,833	379
	Aeon Hokkaido Corp.	62,300	379
	Nippon Road Co. Ltd.	5,574	377
	Konoike Transport Co. Ltd.	30,059	377

		Shares	Market Value ($000)
	Prestige International Inc.	92,206	376
	Ki-Star Real Estate Co. Ltd.	10,300	376
	Avex Inc.	35,555	375
	Komori Corp.	48,087	375
	Sintokogio Ltd.	50,978	375
	Gree Inc.	84,739	375
	Tachibana Eletech Co. Ltd.	19,400	374
	Nohmi Bosai Ltd.	30,700	373
	Saibu Gas Holdings Co. Ltd.	25,392	373
	Tamura Corp.	85,447	371
	Comture Corp.	26,100	371
	Anest Iwata Corp.	44,850	370
	Integrated Design & Engineering Holdings Co Ltd.	15,335	368
	ARCLANDS Corp.	31,880	367
	Infocom Corp.	21,615	367
	Kyoei Steel Ltd.	24,302	366
	Arisawa Manufacturing Co. Ltd.	47,800	366
	KFC Holdings Japan Ltd.	17,434	365
	Curves Holdings Co. Ltd.	64,368	364
	Sakai Moving Service Co. Ltd.	9,659	363
	Tama Home Co. Ltd.	14,700	363
	VT Holdings Co. Ltd.	96,394	362
	Toho Bank Ltd.	208,550	362
	Ishihara Sangyo Kaisha Ltd.	37,039	358
	Arcland Service Holdings Co. Ltd.	16,736	357
	Senshu Electric Co. Ltd.	12,662	357
	Mimasu Semiconductor Industry Co. Ltd.	17,034	356
	MARUKA FURUSATO Corp.	18,900	355
	Avant Group Corp.	33,400	355
*	Kappa Create Co. Ltd.	32,493	353
	Nippon Kanzai Holdings Co. Ltd.	18,925	353
	Sato Holdings Corp.	25,093	351
	Topy Industries Ltd.	20,118	350
	Teikoku Electric Manufacturing Co. Ltd.	18,718	348
	Canon Electronics Inc.	27,416	348
*	Vision Inc.	28,113	348
*,1	Demae-Can Co. Ltd.	100,900	347
	Sun Corp.	25,200	346
	Gakken Holdings Co. Ltd.	55,112	345
	Godo Steel Ltd.	12,258	344
*	Bell System24 Holdings Inc.	35,148	344
	Daiki Aluminium Industry Co. Ltd.	31,435	343
	Mitsui DM Sugar Holdings Co. Ltd.	17,029	342
[1]	Shin Nippon Biomedical Laboratories Ltd.	23,210	342
	IDOM Inc.	58,053	341
	Matsuya Co. Ltd.	47,219	341
	Torii Pharmaceutical Co. Ltd.	13,442	341
	Torishima Pump Manufacturing Co. Ltd.	25,601	341
	Strike Co. Ltd.	16,130	341
	Daikyonishikawa Corp.	61,145	341
	Nippon Ceramic Co. Ltd.	18,810	340
	Mitsubishi Research Institute Inc.	8,971	340
	Yokowo Co. Ltd.	26,240	339
	Osaka Organic Chemical Industry Ltd.	18,200	338
	J Trust Co. Ltd.	101,243	336
	Enplas Corp.	7,851	336
	RS Technologies Co. Ltd.	15,600	335
	gremz Inc.	17,300	334

		Shares	Market Value ($000)
	FULLCAST Holdings Co. Ltd.	20,596	333
	DyDo Group Holdings Inc.	9,159	333
	Kanto Denka Kogyo Co. Ltd.	49,787	333
	Asahi Diamond Industrial Co. Ltd.	52,460	332
	Roland DG Corp.	13,246	332
	Sodick Co. Ltd.	64,514	330
	SWCC Corp.	23,899	329
	Nippon Fine Chemical Co. Ltd.	16,000	329
	Sumitomo Seika Chemicals Co. Ltd.	9,959	326
	Genky DrugStores Co. Ltd.	9,200	326
	Tosei Corp.	26,173	325
	Bank of the Ryukyus Ltd.	45,242	324
	Unipres Corp.	40,520	324
[1]	Pharma Foods International Co. Ltd.	27,406	324
	Hoosiers Holdings Co. Ltd.	43,400	323
	Aichi Steel Corp.	12,247	322
	Sala Corp.	62,500	321
	Onoken Co. Ltd.	26,730	320
	Ryoden Corp.	20,040	320
	Sumida Corp.	31,055	320
	San ju San Financial Group Inc.	26,173	320
	Hosokawa Micron Corp.	12,842	319
	Obara Group Inc.	10,845	317
	eRex Co. Ltd.	39,661	317
	Sagami Holdings Corp.	33,911	316
	Trancom Co. Ltd.	6,372	316
	Belluna Co. Ltd.	62,677	315
	Computer Engineering & Consulting Ltd.	26,028	314
	Asanuma Corp.	12,800	314
	Tachi-S Co. Ltd.	28,571	313
	Krosaki Harima Corp.	4,081	312
	Qol Holdings Co. Ltd.	26,127	312
	Kurabo Industries Ltd.	18,804	311
	LITALICO Inc.	19,800	311
	Keihanshin Building Co. Ltd.	34,831	310
	Tonami Holdings Co. Ltd.	8,569	310
	Hokuto Corp.	23,605	309
	Mars Group Holdings Corp.	14,458	307
	Warabeya Nichiyo Holdings Co. Ltd.	15,939	307
	Rock Field Co. Ltd.	29,012	306
	Yamanashi Chuo Bank Ltd.	30,656	306
	G-Tekt Corp.	23,304	303
	Mitsui E&S Co. Ltd.	90,257	303
	ESPEC Corp.	18,212	303
[1]	Takatori Corp.	7,112	303
	Fujicco Co. Ltd.	22,701	302
	Daiken Corp.	18,235	301
	Sinfonia Technology Co. Ltd.	24,678	299
	JAC Recruitment Co. Ltd.	15,034	299
*	M&A Capital Partners Co. Ltd.	14,544	298
	Mirarth Holdings Inc.	87,312	297
	TRE Holdings Corp.	34,200	297
	KPP Group Holdings Co. Ltd.	66,271	296
*	SRE Holdings Corp.	11,383	294
	Nippon Thompson Co. Ltd.	72,394	293
	Kyokuyo Co. Ltd.	11,057	292
	Takamatsu Construction Group Co. Ltd.	15,329	291
	Daito Pharmaceutical Co. Ltd.	17,650	291

		Shares	Market Value ($000)
*,1	giftee Inc.	24,741	291
	Nippon Carbon Co. Ltd.	9,551	290
	T-Gaia Corp.	23,004	290
	Riken Technos Corp.	60,093	289
	Pressance Corp.	20,263	289
	METAWATER Co. Ltd.	22,396	289
	Tenma Corp.	15,534	288
	Sinanen Holdings Co. Ltd.	10,360	286
	Inageya Co. Ltd.	26,965	285
	Aisan Industry Co. Ltd.	34,151	283
	Yamagata Bank Ltd.	35,358	283
	NS United Kaiun Kaisha Ltd.	10,455	281
	Shinko Shoji Co. Ltd.	35,130	280
	Fixstars Corp.	28,600	280
	Halows Co. Ltd.	10,661	278
	Sanyo Electric Railway Co. Ltd.	17,823	278
	CTI Engineering Co. Ltd.	11,200	278
	Pack Corp.	11,846	277
	Happinet Corp.	17,534	276
	m-up Holdings Inc.	34,900	276
	Hibiya Engineering Ltd.	17,395	275
	TechMatrix Corp.	25,100	275
	France Bed Holdings Co. Ltd.	32,598	274
	Alconix Corp.	27,120	274
	Broadleaf Co. Ltd.	80,826	274
	Riken Corp.	11,560	271
	Tsubaki Nakashima Co. Ltd.	46,402	269
	Weathernews Inc.	5,974	268
	Oita Bank Ltd.	15,529	268
	Neturen Co. Ltd.	35,940	267
	Mie Kotsu Group Holdings Inc.	66,636	266
	Japan Transcity Corp.	58,976	265
*	Fujio Food Group Inc.	26,800	265
	Futaba Industrial Co. Ltd.	60,029	264
	Ines Corp.	25,988	264
	Bank of Iwate Ltd.	16,624	264
	Daiwa Industries Ltd.	25,677	262
	Marudai Food Co. Ltd.	24,196	262
	Nippon Denko Co. Ltd.	128,976	262
	Yurtec Corp.	42,051	261
	Starzen Co. Ltd.	15,932	261
	TV Asahi Holdings Corp.	20,600	260
	Key Coffee Inc.	17,722	259
	Dai-Dan Co. Ltd.	12,369	259
	Fukui Bank Ltd.	22,896	255
	Teikoku Sen-I Co. Ltd.	21,303	254
	Shin Nippon Air Technologies Co. Ltd.	15,000	252
	K&O Energy Group Inc.	15,136	252
	Kawada Technologies Inc.	6,180	252
	S-Pool Inc.	65,260	252
	Vital KSK Holdings Inc.	35,842	250
	Keiyo Co. Ltd.	41,414	249
	Matsuyafoods Holdings Co. Ltd.	8,263	247
	Hokkaido Gas Co. Ltd.	14,349	245
	Vector Inc.	26,594	245
	AOKI Holdings Inc.	37,723	244
	Miroku Jyoho Service Co. Ltd.	20,512	244
	Nissei ASB Machine Co. Ltd.	8,463	244

		Shares	Market Value ($000)
	ASKA Pharmaceutical Holdings Co. Ltd.	22,204	244
	Tokai Corp.	18,018	243
	Shikoku Bank Ltd.	36,736	241
	Airtrip Corp.	13,100	239
	Kamei Corp.	22,696	238
	Chilled & Frozen Logistics Holdings Co. Ltd.	25,600	238
	Akita Bank Ltd.	18,324	237
[1]	Nippon Parking Development Co. Ltd.	157,410	237
	Tanseisha Co. Ltd.	42,849	236
	Elematec Corp.	18,728	235
	Mitsuba Corp.	39,939	234
	Riken Vitamin Co. Ltd.	16,028	234
	Katakura Industries Co. Ltd.	20,500	233
	Daikokutenbussan Co. Ltd.	5,477	233
	Yahagi Construction Co. Ltd.	24,586	232
	Solasto Corp.	47,200	232
	JP-Holdings Inc.	100,445	231
	Toyo Corp.	23,295	231
	Maxvalu Tokai Co. Ltd.	11,800	231
[1]	ESCON Japan REIT Investment Corp.	283	231
	Daiho Corp.	8,224	230
	Kurimoto Ltd.	13,345	230
	HI-LEX Corp.	27,600	230
	COLOPL Inc.	48,882	229
	Riso Kyoiku Co. Ltd.	123,300	228
*	Modec Inc.	21,709	228
	SIGMAXYZ Holdings Inc.	24,300	227
*	Jamco Corp.	19,355	226
	Tochigi Bank Ltd.	112,442	226
	Union Tool Co.	9,756	226
	Furuno Electric Co. Ltd.	24,689	224
	ES-Con Japan Ltd.	39,500	224
	J-Oil Mills Inc.	18,816	224
*	Nippon Chemi-Con Corp.	22,196	223
	Toyo Kanetsu KK	8,460	221
	Ehime Bank Ltd.	35,541	220
	Zenrin Co. Ltd.	35,095	220
[1]	Remixpoint Inc.	140,784	220
	World Co. Ltd.	17,800	220
	Nihon Nohyaku Co. Ltd.	41,781	218
	Pasona Group Inc.	18,420	218
	Wellneo Sugar Co. Ltd.	14,900	218
	Aiphone Co. Ltd.	12,345	217
*	Fujita Kanko Inc.	7,765	217
	Rheon Automatic Machinery Co. Ltd.	21,186	217
	Macromill Inc.	38,887	217
	Itochu-Shokuhin Co. Ltd.	5,676	216
	Alpen Co. Ltd.	15,528	216
	Ichikoh Industries Ltd.	57,144	215
	Kyosan Electric Manufacturing Co. Ltd.	57,883	215
	Matsuda Sangyo Co. Ltd.	13,043	214
	Oriental Shiraishi Corp.	96,929	212
	Denyo Co. Ltd.	13,729	211
	Fuji Pharma Co. Ltd.	25,700	211
	Shinnihon Corp.	23,682	211
*	Istyle Inc.	61,176	210
	TOC Co. Ltd.	48,492	209
	Giken Ltd.	14,037	207

		Shares	Market Value ($000)
	Shibusawa Warehouse Co. Ltd.	9,556	207
[1]	YA-MAN Ltd.	28,870	207
	Sumitomo Riko Co. Ltd.	35,833	206
	Goldcrest Co. Ltd.	15,126	205
	Chori Co. Ltd.	9,952	205
	Elan Corp.	32,600	202
	Proto Corp.	22,500	202
	Chubu Shiryo Co. Ltd.	26,079	201
	EM Systems Co. Ltd.	33,500	201
[1]	JM Holdings Co. Ltd.	14,700	201
*	Japan Display Inc.	729,539	200
	Nichiden Corp.	11,540	199
	DKK Co. Ltd.	11,646	198
	Marusan Securities Co. Ltd.	53,329	198
	Okabe Co. Ltd.	38,911	198
	Seikagaku Corp.	36,422	198
	Tekken Corp.	13,742	197
	Carta Holdings Inc.	22,300	197
	Hochiki Corp.	15,400	196
	Shinwa Co. Ltd.	12,349	195
	Nissin Corp.	10,549	195
	Pole To Win Holdings Inc.	41,200	195
	YAKUODO Holdings Co. Ltd.	10,952	195
	Chiyoda Co. Ltd.	27,087	191
*	Pacific Metals Co. Ltd.	16,133	189
	Honeys Holdings Co. Ltd.	17,130	189
	Sparx Group Co. Ltd.	17,780	189
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,019	188
	Sakai Chemical Industry Co. Ltd.	13,428	187
	Tokushu Tokai Paper Co. Ltd.	7,860	187
	FIDEA Holdings Co. Ltd.	17,890	187
	Stella Chemifa Corp.	8,459	186
*,1	Tatsuta Electric Wire & Cable Co. Ltd.	36,944	186
	Futaba Corp.	52,900	185
	Nippon Rietec Co. Ltd.	18,500	185
	Kansai Food Market Ltd.	18,112	184
	Kintetsu Department Store Co. Ltd.	10,658	184
	Chiyoda Integre Co. Ltd.	10,546	182
*,1	PIA Corp.	7,671	182
	Icom Inc.	9,000	180
	World Holdings Co. Ltd.	9,600	180
	Cawachi Ltd.	11,246	179
	ValueCommerce Co. Ltd.	18,600	178
	Alpha Systems Inc.	7,367	177
*	KNT-CT Holdings Co. Ltd.	17,349	176
	Nitto Kohki Co. Ltd.	12,950	176
	Komatsu Matere Co. Ltd.	32,943	174
	Nagatanien Holdings Co. Ltd.	11,448	174
	Toenec Corp.	6,568	174
	JDC Corp.	40,500	174
	Cosel Co. Ltd.	19,897	172
*	Sourcenext Corp.	113,100	172
	Softcreate Holdings Corp.	14,396	172
	Daido Metal Co. Ltd.	45,734	171
	Xebio Holdings Co. Ltd.	21,398	171
	Tomoku Co. Ltd.	10,856	170
	Ebase Co. Ltd.	33,400	170
	CMK Corp.	46,881	169

		Shares	Market Value ($000)
	Kanagawa Chuo Kotsu Co. Ltd.	7,270	169
	Osaki Electric Co. Ltd.	41,910	169
	Sankyo Tateyama Inc.	24,977	169
	Nichiban Co. Ltd.	11,800	168
	Fujiya Co. Ltd.	9,951	167
	Fukuda Corp.	4,776	167
	Shindengen Electric Manufacturing Co. Ltd.	7,264	167
	Toho Zinc Co. Ltd.	13,438	167
	St. Marc Holdings Co. Ltd.	12,234	167
	V Technology Co. Ltd.	9,458	165
	Marvelous Inc.	33,169	164
	Kyodo Printing Co. Ltd.	7,165	163
	Sankyo Seiko Co. Ltd.	33,535	163
	LEC Inc.	25,884	163
	Yukiguni Maitake Co. Ltd.	25,000	163
	BRONCO BILLY Co. Ltd.	8,059	162
	Tayca Corp.	15,288	161
	Optorun Co. Ltd.	9,700	161
	Aeon Fantasy Co. Ltd.	7,870	158
	Bank of Saga Ltd.	12,244	157
	Fudo Tetra Corp.	11,771	157
	NEC Capital Solutions Ltd.	6,866	157
*	Optim Corp.	22,782	157
	CTS Co. Ltd.	29,491	156
	Kanaden Corp.	16,616	156
	CI Takiron Corp.	38,420	156
	Link & Motivation Inc.	51,600	156
	G-7 Holdings Inc.	17,700	156
	Hokkan Holdings Ltd.	15,555	154
	Tosho Co. Ltd.	15,231	154
	Aichi Corp.	24,182	153
	Midac Holdings Co. Ltd.	13,435	153
	Dai Nippon Toryo Co. Ltd.	22,386	151
	SB Technology Corp.	8,300	151
	Moriroku Holdings Co. Ltd.	10,200	151
	JSP Corp.	11,248	149
	LIFULL Co. Ltd.	69,339	149
	Toa Corp. (XTKS)	20,697	148
	Advan Group Co. Ltd.	20,987	147
	Studio Alice Co. Ltd.	9,656	147
	Okuwa Co. Ltd.	23,977	147
	Nippon Beet Sugar Manufacturing Co. Ltd.	10,651	146
	Takaoka Toko Co. Ltd.	9,752	146
	Ichiyoshi Securities Co. Ltd.	30,438	143
	Melco Holdings Inc.	6,359	143
	Feed One Co. Ltd.	26,468	143
	Ministop Co. Ltd.	13,744	142
	Koatsu Gas Kogyo Co. Ltd.	25,873	141
	Seika Corp.	9,954	141
	SRA Holdings	6,168	140
	Towa Bank Ltd.	33,647	139
	Tv Tokyo Holdings Corp.	5,674	138
	Direct Marketing MiX Inc.	24,000	134
	Nihon Tokushu Toryo Co. Ltd.	16,700	133
	Taisei Lamick Co. Ltd.	6,174	132
*	Nippon Coke & Engineering Co. Ltd.	169,322	132
	Tokyo Energy & Systems Inc.	18,910	132
	Maezawa Kyuso Industries Co. Ltd.	15,816	131

		Shares	Market Value ($000)
	ST Corp.	12,249	131
	Hodogaya Chemical Co. Ltd.	5,373	130
	Achilles Corp.	12,130	130
	Central Security Patrols Co. Ltd.	6,202	128
	Sanshin Electronics Co. Ltd.	8,300	127
[1]	Inui Global Logistics Co. Ltd.	13,803	127
	Sanoh Industrial Co. Ltd.	20,698	126
*	TerraSky Co. Ltd.	8,390	126
	Hisaka Works Ltd.	19,202	125
	Taki Chemical Co. Ltd.	4,300	125
	CAC Holdings Corp.	10,247	124
	DKS Co. Ltd.	10,000	124
	GMO GlobalSign Holdings KK	5,811	124
[1]	Nakayama Steel Works Ltd.	18,929	122
	Yorozu Corp.	18,513	122
	Hito Communications Holdings Inc.	11,053	120
	Furukawa Battery Co. Ltd.	16,763	120
*	MedPeer Inc.	16,688	120
	Aruhi Corp.	16,800	119
*,1	Open Door Inc.	13,600	119
[1]	Kojima Co. Ltd.	25,193	117
	Okura Industrial Co. Ltd.	6,964	117
	FAN Communications Inc.	40,603	117
	Medical Data Vision Co. Ltd.	23,826	117
	Amuse Inc.	9,354	116
	Kenko Mayonnaise Co. Ltd.	12,438	115
	Nippon Sharyo Ltd.	8,068	115
	CMIC Holdings Co. Ltd.	8,158	113
	Arakawa Chemical Industries Ltd.	15,422	111
	Digital Holdings Inc.	14,700	111
	Shimizu Bank Ltd.	10,263	111
	Fukui Computer Holdings Inc.	5,969	110
	Iseki & Co. Ltd.	12,431	110
	Osaka Steel Co. Ltd.	9,448	109
	Asahi Co. Ltd.	12,343	109
	Kyokuto Securities Co. Ltd.	20,100	109
	Kitanotatsujin Corp.	63,900	109
	WDB Holdings Co. Ltd.	7,076	105
	Artnature Inc.	19,006	105
	Pronexus Inc.	13,931	104
	Nihon Chouzai Co. Ltd.	12,338	104
	Japan Best Rescue System Co. Ltd.	18,800	103
	IR Japan Holdings Ltd.	8,900	103
	Rokko Butter Co. Ltd.	10,944	102
	Yushin Precision Equipment Co. Ltd.	19,504	101
	Sanei Architecture Planning Co. Ltd.	9,400	101
	Nisso Corp.	16,400	101
	Fuso Pharmaceutical Industries Ltd.	6,867	100
*	WATAMI Co. Ltd.	15,818	100
*	Net Protections Holdings Inc.	42,300	98
	Fibergate Inc.	9,826	97
	MTI Ltd.	24,078	95
	Tsutsumi Jewelry Co. Ltd.	5,600	94
*	FDK Corp.	14,764	92
	Yamashin-Filter Corp.	42,099	91
[1]	Tokyo Base Co. Ltd.	38,100	91
*	Unitika Ltd.	54,443	90
*	Atrae Inc.	15,976	90

		Shares	Market Value ($000)
	Nihon Trim Co. Ltd.	3,879	89
[1]	Kamakura Shinsho Ltd.	17,800	88
	Central Sports Co. Ltd.	5,146	87
	BrainPad Inc.	13,140	86
*	Akebono Brake Industry Co. Ltd.	82,576	85
	Corona Corp.	13,240	85
	Shimojima Co. Ltd.	11,000	85
	Cleanup Corp.	16,030	83
*	Gurunavi Inc.	30,484	82
	Ohara Inc.	8,300	82
	Airport Facilities Co. Ltd.	19,815	78
	Taiho Kogyo Co. Ltd.	13,235	78
	Chuo Spring Co. Ltd.	15,928	78
	Sekisui Kasei Co. Ltd.	24,382	78
*	RPA Holdings Inc.	28,222	78
	Japan Medical Dynamic Marketing Inc.	11,155	77
	Enigmo Inc.	27,100	75
	Oro Co. Ltd.	5,700	75
*	Daisyo Corp.	8,858	72
	Akatsuki Inc.	4,800	71
*	Media Do Co. Ltd.	7,430	71
[1]	Tess Holdings Co. Ltd.	17,200	70
	Tokyo Individualized Educational Institute Inc.	20,004	67
*	Taiko Pharmaceutical Co. Ltd.	27,031	67
	Raccoon Holdings Inc.	13,247	67
	Gecoss Corp.	9,850	65
	I-PEX Inc.	6,966	65
	Inaba Seisakusho Co. Ltd.	5,863	63
*	Kourakuen Holdings Corp.	8,557	62
	Takamiya Co. Ltd.	16,400	61
*	Gunosy Inc.	14,300	58
	Ubicom Holdings Inc.	5,800	58
	A&D HOLON Holdings Co. Ltd.	4,200	56
	Kanamic Network Co. Ltd.	16,700	55
	V-Cube Inc.	16,952	55
	Linical Co. Ltd.	9,651	54
*	CHIMNEY Co. Ltd.	5,300	50
	Tokyo Rakutenchi Co. Ltd.	1,700	49
	Wowow Inc.	5,849	48
*	KLab Inc.	21,664	46
	Shibaura Electronics Co. Ltd.	900	45
*	COOKPAD Inc.	39,391	44
*	Right On Co. Ltd.	10,250	43
	Robot Home Inc.	28,200	39
	Yamaichi Electronics Co. Ltd.	1,900	31
	Yamae Group Holdings Co. Ltd.	1,300	30
*	Tess Holdings Co. Ltd. Rights	17,200	20
			5,488,828
New Zealand (0.9%)
	Fisher & Paykel Healthcare Corp. Ltd.	684,379	10,448
*	Auckland International Airport Ltd.	1,443,736	7,537
	Spark New Zealand Ltd.	2,275,347	7,326
	Infratil Ltd.	995,420	6,157
	Meridian Energy Ltd.	1,506,789	5,289
	Contact Energy Ltd.	949,829	4,905
	EBOS Group Ltd.	194,132	4,652
	Mainfreight Ltd.	96,587	4,074
	Mercury NZ Ltd.	813,243	3,330

		Shares	Market Value ($000)
	Fletcher Building Ltd.	920,085	3,190
	Ryman Healthcare Ltd.	719,898	3,049
*	a2 Milk Co. Ltd.	883,804	3,032
	Chorus Ltd.	520,969	2,783
	Goodman Property Trust	1,353,411	1,900
	Summerset Group Holdings Ltd.	286,540	1,834
	SKYCITY Entertainment Group Ltd.	932,346	1,309
	Precinct Properties Group	1,507,496	1,260
	Kiwi Property Group Ltd.	2,055,770	1,214
	Genesis Energy Ltd.	687,349	1,158
	Freightways Group Ltd.	204,037	1,085
*	Air New Zealand Ltd.	1,845,230	906
	Vital Healthcare Property Trust	543,125	800
	Heartland Group Holdings Ltd.	669,748	749
	Vector Ltd.	294,058	740
	Argosy Property Ltd.	917,711	695
	Stride Property Group	577,512	549
	Skellerup Holdings Ltd.	183,751	509
	KMD Brands Ltd.	793,878	449
	Oceania Healthcare Ltd.	746,193	352
	Scales Corp. Ltd.	132,271	272
	SKY Network Television Ltd.	138,521	215
*	Synlait Milk Ltd.	91,406	92
*,1	Pacific Edge Ltd.	785,317	65
			81,925
Singapore (3.1%)
	DBS Group Holdings Ltd.	2,194,213	56,604
	Oversea-Chinese Banking Corp. Ltd.	4,236,697	42,400
	United Overseas Bank Ltd.	1,475,690	33,474
	Singapore Telecommunications Ltd.	9,131,515	18,318
	CapitaLand Integrated Commercial Trust	6,214,071	9,540
	Keppel Corp. Ltd.	1,671,560	9,283
	Singapore Airlines Ltd.	1,563,283	8,856
	CapitaLand Ascendas REIT	4,111,410	8,694
	Capitaland Investment Ltd.	3,080,105	7,883
	Wilmar International Ltd.	2,520,916	7,325
	Singapore Exchange Ltd.	978,418	7,152
	Mapletree Logistics Trust	4,302,772	5,470
*	Seatrium Ltd.	49,347,263	5,230
	Singapore Technologies Engineering Ltd.	1,835,930	5,154
	Genting Singapore Ltd.	7,108,694	5,028
	Sembcorp Industries Ltd.	1,098,268	4,502
	Mapletree Industrial Trust	2,313,021	3,898
	Venture Corp. Ltd.	316,316	3,566
	Mapletree Pan Asia Commercial Trust	2,722,237	3,381
	UOL Group Ltd.	603,097	3,191
	Frasers Logistics & Commercial Trust	3,389,356	3,113
	City Developments Ltd.	557,617	3,103
	Jardine Cycle & Carriage Ltd.	119,827	3,093
	Keppel DC REIT	1,514,178	2,495
	Suntec REIT	2,568,166	2,492
	ComfortDelGro Corp. Ltd.	2,486,804	2,359
	NetLink NBN Trust	3,598,200	2,327
	Frasers Centrepoint Trust	1,327,543	2,168
	CapitaLand Ascott Trust	2,553,033	2,150
*,1	SATS Ltd.	1,000,466	2,107
	ESR-LOGOS REIT	7,434,035	1,928
	Keppel REIT	2,531,982	1,733

		Shares	Market Value ($000)
	Keppel Infrastructure Trust	4,434,809	1,699
	Olam Group Ltd.	1,435,500	1,416
	Parkway Life REIT	461,354	1,346
	Hutchison Port Holdings Trust Class U	6,433,066	1,191
	Lendlease Global Commercial REIT	2,275,600	1,164
	Raffles Medical Group Ltd.	1,083,237	1,141
	Capitaland India Trust	1,327,134	1,138
	CapitaLand China Trust	1,326,830	1,039
	AEM Holdings Ltd.	365,600	1,037
	CDL Hospitality Trusts	1,069,000	957
	PARAGON REIT	1,317,838	947
	iFAST Corp. Ltd.	179,500	764
	AIMS APAC REIT	706,801	665
	Singapore Post Ltd.	1,759,429	662
	First Resources Ltd.	581,389	661
	SIA Engineering Co. Ltd.	344,809	636
	Starhill Global REIT	1,590,101	616
	Sheng Siong Group Ltd.	498,599	615
	Cromwell European REIT	346,080	613
	OUE Commercial REIT	2,371,916	553
	Far East Hospitality Trust	1,139,089	552
	StarHub Ltd.	634,570	496
	Keppel Pacific Oak US REIT	1,266,000	418
	UMS Holdings Ltd.	488,300	404
	Digital Core REIT Management Pte. Ltd.	760,300	381
	Hour Glass Ltd.	221,700	347
	Riverstone Holdings Ltd.	609,500	287
	First REIT	1,142,208	223
	Manulife US REIT	2,020,275	212
	Nanofilm Technologies International Ltd.	213,000	183
	Silverlake Axis Ltd.	762,789	166
	Prime US REIT	724,553	132
*,1	COSCO Shipping International Singapore Co. Ltd.	1,097,700	126
	Bumitama Agri Ltd.	289,847	124
*	Yoma Strategic Holdings Ltd.	1,405,647	106
*	Golden Energy & Resources Ltd.	698,100	95
*,1,3	Ezra Holdings Ltd.	1,786,900	15
*,3	Eagle Hospitality Trust	700,500	—
			301,144
South Korea (13.3%)
	Samsung Electronics Co. Ltd. (XKRX)	5,731,868	313,835
	SK Hynix Inc.	652,468	63,188
	POSCO Holdings Inc.	90,308	45,505
	Samsung Electronics Co. Ltd. Preference Shares	990,212	44,600
	Samsung SDI Co. Ltd. (XKRX)	63,037	32,906
	NAVER Corp.	173,530	30,917
	LG Chem Ltd. (XKRX)	56,970	28,981
	Hyundai Motor Co.	165,372	25,427
[1]	Ecopro Co. Ltd.	23,158	21,937
	Kia Corp.	301,486	19,566
	KB Financial Group Inc.	466,571	18,687
*	LG Energy Solution Ltd.	41,644	18,296
[1]	Ecopro BM Co. Ltd.	55,403	18,224
	Shinhan Financial Group Co. Ltd.	582,160	16,023
	Celltrion Inc.	134,089	15,427
	Kakao Corp.	365,741	14,724
[1]	POSCO Future M Co. Ltd.	34,172	14,137
	Hyundai Mobis Co. Ltd.	74,935	13,692

		Shares	Market Value ($000)
*,2	Samsung Biologics Co. Ltd.	21,498	12,909
*	SK Innovation Co. Ltd.	63,401	10,754
	Hana Financial Group Inc.	347,548	10,710
	LG Electronics Inc. (XKRX)	97,719	8,318
	Samsung C&T Corp.	100,108	8,111
	KT&G Corp.	123,891	8,017
	Samsung Electro-Mechanics Co. Ltd.	68,295	7,791
	Samsung Fire & Marine Insurance Co. Ltd.	37,917	7,248
[1]	LG Corp.	109,530	7,170
*	Doosan Enerbility Co. Ltd.	513,970	7,055
	Woori Financial Group Inc.	761,132	6,956
	Celltrion Healthcare Co. Ltd.	120,126	6,206
[1]	L&F Co. Ltd.	29,818	6,026
*	Samsung Heavy Industries Co. Ltd.	801,867	5,683
*	Samsung Engineering Co. Ltd.	191,463	5,554
[1]	KakaoBank Corp.	256,076	5,224
	SK Inc.	43,025	5,157
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	51,505	4,986
[1]	HMM Co. Ltd.	356,150	4,889
*,1	Krafton Inc.	36,244	4,886
	Samsung Life Insurance Co. Ltd.	88,454	4,839
	Korea Zinc Co. Ltd.	12,318	4,772
*,1	Meritz Financial Group Inc.	121,749	4,701
*	Korea Electric Power Corp.	304,626	4,590
	Samsung SDS Co. Ltd.	44,646	4,495
*	HYBE Co. Ltd.	21,740	4,477
*,1	Kum Yang Co. Ltd.	35,299	4,417
	Korean Air Lines Co. Ltd.	218,773	4,223
*	SK Square Co. Ltd.	120,025	4,179
	NCSoft Corp.	18,802	4,079
	Hanwha Aerospace Co. Ltd.	41,071	3,940
	LG Electronics Inc. Preference Shares	100,294	3,841
	Hyundai Motor Co. Preference Shares (XKRX)	45,121	3,838
[1]	Posco International Corp.	53,835	3,810
*	Hanwha Solutions Corp.	126,926	3,767
	Yuhan Corp.	62,092	3,553
	JYP Entertainment Corp.	32,361	3,465
	LG Innotek Co. Ltd.	16,677	3,458
*	CosmoAM&T Co. Ltd.	24,034	3,427
*,1	HLB Inc.	124,748	3,217
	Korea Aerospace Industries Ltd.	83,165	3,211
	DB Insurance Co. Ltd.	53,096	3,140
	LG Chem Ltd. Preference Shares	9,738	3,001
	Hyundai Glovis Co. Ltd.	21,949	3,001
	Hyundai Steel Co.	101,349	2,873
	Doosan Bobcat Inc.	61,962	2,842
	S-Oil Corp.	48,068	2,826
*	LG Display Co. Ltd.	265,369	2,806
[1]	Amorepacific Corp.	30,275	2,674
	Industrial Bank of Korea	326,629	2,663
	LG H&H Co. Ltd. Preference Shares	18,555	2,643
	Hankook Tire & Technology Co. Ltd.	86,587	2,626
	Lotte Chemical Corp.	21,767	2,572
*,1,2	SK IE Technology Co. Ltd.	30,307	2,554
	HD Hyundai Co. Ltd.	52,778	2,549
*	Hyundai Heavy Industries Co. Ltd.	23,046	2,526
	Hyundai Engineering & Construction Co. Ltd.	86,032	2,525
	Orion Corp.Republic of Korea	25,584	2,277

		Shares	Market Value ($000)
*	SK Biopharmaceuticals Co. Ltd.	35,030	2,237
	Hyundai Motor Co. Preference Shares	26,287	2,211
	Hotel Shilla Co. Ltd.	36,373	2,149
	Coway Co. Ltd.	66,270	2,130
*	Hyundai Rotem Co. Ltd.	86,288	2,122
	Samsung Securities Co. Ltd.	75,184	2,117
*,1	Hanwha Ocean Co. Ltd.	56,010	2,057
	Hanmi Semiconductor Co. Ltd.	52,403	1,994
[1]	LS Corp.	20,715	1,965
	LG Uplus Corp.	248,551	1,951
[1]	DB HiTek Co. Ltd.	41,943	1,943
[1]	Fila Holdings Corp.	60,599	1,885
	Kumho Petrochemical Co. Ltd.	19,983	1,882
	Hanmi Pharm Co. Ltd.	8,987	1,879
*,1	Pearl Abyss Corp.	42,527	1,869
	CJ CheilJedang Corp. (XKRX)	8,485	1,863
*	W Scope Chungju Plant Co. Ltd.	27,594	1,862
	BNK Financial Group Inc.	349,156	1,852
	Mirae Asset Securities Co. Ltd.	340,237	1,850
[1]	SKC Co. Ltd.	22,853	1,779
[1]	Posco DX Co. Ltd.	64,233	1,750
*	Hyundai Mipo Dockyard Co. Ltd.	23,766	1,742
	Korea Investment Holdings Co. Ltd.	45,414	1,740
	Kangwon Land Inc.	141,303	1,730
*,1	SK Bioscience Co. Ltd.	29,550	1,702
	LG H&H Co. Ltd. (XKRX)	4,999	1,677
*,1	Celltrion Pharm Inc.	24,036	1,674
	GS Holdings Corp.	55,293	1,634
	Hyundai Marine & Fire Insurance Co. Ltd.	71,023	1,595
[1]	Youngone Corp.	35,061	1,589
	Hyundai Doosan Infracore Co. Ltd.	160,513	1,552
	HD Hyundai Electric Co Ltd.	26,050	1,518
	F&F Co. Ltd.	18,530	1,504
[1]	Hansol Chemical Co. Ltd.	9,534	1,465
[1]	LS Electric Co. Ltd.	17,496	1,450
	HL Mando Co. Ltd.	39,648	1,436
	SM Entertainment Co. Ltd.	13,930	1,429
[1]	LEENO Industrial Inc.	10,718	1,418
	BGF retail Co. Ltd.	10,798	1,417
*,1	Alteogen Inc.	40,211	1,408
[1]	E-MART Inc.	23,241	1,380
[1]	Hyosung Advanced Materials Corp. Class C	3,692	1,375
[1]	CS Wind Corp.	23,198	1,350
	People & Technology Inc.	21,829	1,346
*,1	Kakao Games Corp.	53,464	1,323
[1]	Hanjin Kal Corp.	38,952	1,293
	NH Investment & Securities Co. Ltd. Class C	164,990	1,281
	Hanon Systems	189,746	1,269
[1]	OCI Holdings Co. Ltd.	14,673	1,259
*,1	Cosmochemical Co. Ltd.	28,883	1,259
[1]	Shinsegae Inc.	8,134	1,219
[1]	WONIK IPS Co. Ltd.	41,052	1,216
[1]	Eo Technics Co. Ltd.	9,669	1,215
	Cheil Worldwide Inc.	83,623	1,190
[1]	Pan Ocean Co. Ltd.	316,778	1,188
	NongShim Co. Ltd.	3,790	1,179
	KIWOOM Securities Co. Ltd.	15,402	1,174
	JB Financial Group Co. Ltd.	173,259	1,163

		Shares	Market Value ($000)
[1]	Lotte Energy Materials Corp.	26,802	1,153
[1]	Dongjin Semichem Co. Ltd.	34,657	1,152
	Daeduck Electronics Co. Ltd.	38,567	1,097
	DGB Financial Group Inc.	186,478	1,069
*,1,2	Netmarble Corp.	27,540	1,063
[1]	Advanced Nano Products Co. Ltd.	8,173	1,055
	Hyundai Autoever Corp.	8,760	1,052
[1]	Soulbrain Co. Ltd.	4,901	1,049
*	Hyosung Heavy Industries Corp.	7,610	1,042
	LX Semicon Co. Ltd.	12,816	1,029
*,1	Oscotec Inc.	36,621	996
	LOTTE Fine Chemical Co. Ltd.	19,509	992
	Hyundai Wia Corp.	19,883	985
*,1	Kakaopay Corp.	24,981	983
[1]	Medytox Inc.	5,654	964
	Hyundai Elevator Co. Ltd.	29,171	956
*,1	Bioneer Corp.	25,736	939
	Hyosung TNC Corp.	3,519	936
	Hanwha Corp. (XKRX)	38,388	929
	Kolon Industries Inc.	22,886	929
	S-1 Corp.	22,961	921
[1]	Daejoo Electronic Materials Co. Ltd.	11,574	915
[1]	Ecopro HN Co. Ltd.	12,829	915
*,1	Daewoo Engineering & Construction Co. Ltd.	257,466	913
	DL E&C Co. Ltd.	37,699	905
[1]	Jusung Engineering Co. Ltd.	40,780	890
	Hyundai Construction Equipment Co. Ltd.	13,709	879
*	SOLUM Co. Ltd.	40,368	879
	Dentium Co. Ltd.	7,768	876
	GS Engineering & Construction Corp.	75,874	870
[1]	KEPCO Engineering & Construction Co. Inc.	14,528	862
*	Hanwha Life Insurance Co. Ltd.	461,583	856
[1]	Hanwha Systems Co. Ltd.	71,716	855
	Amorepacific Corp. (XKRX) Preference Shares	31,496	854
	Samsung Card Co. Ltd.	38,223	854
	KCC Corp.	5,035	838
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	6,106	830
*	Hyundai Bioscience Co. Ltd.	42,498	828
*	Hanall Biopharma Co. Ltd.	43,868	824
[1]	LX International Corp.	27,226	821
	Park Systems Corp.	5,168	819
*,1	Sam Chun Dang Pharm Co. Ltd.	15,856	793
[1]	GS Retail Co. Ltd.	47,460	791
[1]	S&S Tech Corp.	18,512	787
	YG Entertainment Inc.	12,790	764
	CJ Corp.	14,996	762
*,1	Doosan Fuel Cell Co. Ltd.	35,643	761
[1]	Koh Young Technology Inc.	69,857	758
	LIG Nex1 Co. Ltd.	12,570	756
[1]	Hyundai Department Store Co. Ltd.	17,370	755
	Hanmi Science Co. Ltd.	29,638	740
[1]	Chunbo Co. Ltd.	4,924	736
	PharmaResearch Co. Ltd.	6,998	731
	Lotte Shopping Co. Ltd.	13,301	730
	AMOREPACIFIC Group	33,699	723
	HAESUNG DS Co. Ltd.	11,838	715
*,1	HLB Life Science Co. Ltd.	100,099	714
*	OCI Co. Ltd.	6,646	710

		Shares	Market Value ($000)
*,1	Cosmax Inc.	8,775	706
[1]	Hana Micron Inc.	41,773	703
	Samsung SDI Co. Ltd. Preference Shares	2,760	692
[1]	SK Networks Co. Ltd.	147,072	691
*,1	LegoChem Biosciences Inc.	24,403	675
	Hanwha Corp. Preference Shares	56,201	668
	Poongsan Corp.	22,308	656
[1]	Kolmar Korea Co. Ltd.	17,220	653
	Korean Reinsurance Co.	120,062	651
*,1	Sungeel Hitech Co. Ltd.	5,866	647
	KEPCO Plant Service & Engineering Co. Ltd.	24,088	639
[1]	SIMMTECH Co. Ltd.	21,950	634
[1]	Foosung Co. Ltd.	59,527	633
[1]	ST Pharm Co. Ltd.	10,408	617
*	CJ ENM Co. Ltd.	12,195	615
*,1	Mezzion Pharma Co. Ltd.	19,049	614
	Seegene Inc.	33,456	612
[1]	SFA Engineering Corp.	20,927	604
	Lotte Corp.	29,941	598
*	Eoflow Co. Ltd.	27,180	596
*,1	Hugel Inc.	7,018	594
*	Sambu Engineering & Construction Co. Ltd.	198,925	589
*	Korea Gas Corp.	30,208	588
	SK Chemicals Co. Ltd.	11,808	588
[1]	Hite Jinro Co. Ltd.	36,636	583
	Chong Kun Dang Pharmaceutical Corp.	9,623	582
*,1	Paradise Co. Ltd.	51,518	581
	Green Cross Corp.	6,626	578
[1]	Wemade Co. Ltd.	19,735	567
	Daishin Securities Co. Ltd. Preference Shares	55,623	565
*	Kumho Tire Co. Inc.	159,017	565
[1]	CJ Logistics Corp.	9,835	556
[1]	SSANGYONG C&E Co. Ltd.	133,064	552
	i-SENS Inc.	21,550	551
	Doosan Co. Ltd.	6,573	549
*,1	Shin Poong Pharmaceutical Co. Ltd.	38,748	542
[1]	BH Co. Ltd.	28,372	534
[1]	Sungwoo Hitech Co. Ltd.	54,259	533
	Innox Advanced Materials Co. Ltd.	15,086	532
*,1	Myoung Shin Industrial Co. Ltd.	33,248	531
	Dongsuh Cos. Inc.	37,125	527
*,1	STCUBE	49,674	526
*,1	Creative & Innovative System	53,797	526
	SL Corp.	17,748	523
*	SK oceanplant Co. Ltd.	29,255	522
[1]	Intellian Technologies Inc.	8,455	516
*	Chabiotech Co. Ltd.	49,658	489
[1]	Samyang Foods Co. Ltd.	5,129	486
	Ottogi Corp.	1,729	483
*,1	Hana Tour Service Inc.	12,633	482
	Hyosung Corp.	10,198	482
[1]	Com2uSCorp	11,226	480
[1]	AfreecaTV Co. Ltd.	8,367	479
	JW Pharmaceutical Corp.	14,333	478
*	Peptron Inc.	26,004	473
	Eugene Technology Co. Ltd.	15,949	459
*,1	Duk San Neolux Co. Ltd.	14,368	454
	Han Kuk Carbon Co. Ltd.	40,243	454

		Shares	Market Value ($000)
	Lotte Chilsung Beverage Co. Ltd.	4,671	448
[1]	Doosan Tesna Inc.	11,607	448
*,1	Enchem Co. Ltd.	8,054	446
	Douzone Bizon Co. Ltd.	20,670	445
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	159,922	445
*	CMG Pharmaceutical Co. Ltd.	244,143	442
	SK REITs Co. Ltd.	123,167	441
[1]	HDC Hyundai Development Co-Engineering & Construction Class E	54,120	440
	Solus Advanced Materials Co. Ltd.	15,575	438
[1]	DL Holdings Co. Ltd.	14,176	436
[1]	Daewoong Pharmaceutical Co. Ltd.	5,435	435
[1]	HK inno N Corp.	16,621	435
	Youlchon Chemical Co. Ltd.	14,975	424
*,1	Taihan Electric Wire Co. Ltd.	41,469	424
*	Shinsung E&G Co. Ltd.	185,585	424
	Lotte Rental Co. Ltd.	20,687	424
*,1	ABLBio Inc.	27,916	419
[1]	L&C Bio Co. Ltd.	14,070	419
*	IS Dongseo Co. Ltd.	15,718	418
	ESR Kendall Square REIT Co. Ltd.	133,264	415
[1]	TKG Huchems Co. Ltd.	23,711	413
	Innocean Worldwide Inc.	13,021	406
*,1	SFA Semicon Co. Ltd.	84,193	405
*	GemVax & Kael Co. Ltd.	39,573	405
	JR Global REIT	127,518	403
	Korea Electric Terminal Co. Ltd.	8,788	399
[1]	SD Biosensor Inc.	39,018	396
[1]	PI Advanced Materials Co. Ltd.	16,375	395
	Shinhan Alpha REIT Co. Ltd.	81,559	395
	Samyang Holdings Corp.	6,943	394
*	Jeju Air Co. Ltd.	38,073	390
	Green Cross Holdings Corp.	36,137	389
	Tokai Carbon Korea Co. Ltd.	4,972	387
	Youngone Holdings Co. Ltd.	6,352	384
*	NHN Corp.	19,507	384
*	Genexine Inc.	50,042	381
*,1	NKMax Co. Ltd.	36,498	381
	Daou Technology Inc.	27,398	378
	LOTTE REIT Co. Ltd.	135,321	374
	Seoul Semiconductor Co. Ltd.	40,069	368
*	DIO Corp.	14,318	364
	KCC Glass Corp.	10,673	362
[1]	Sebang Global Battery Co. Ltd.	9,670	360
*,1	NEPES Corp.	20,292	357
*	Hanssem Co. Ltd.	9,683	352
*	Neowiz	12,785	346
*	Dongkuk Steel Mill Co. Ltd.	34,177	346
*	Asiana Airlines Inc.	39,127	343
[1]	Korea Petrochemical Ind Co. Ltd.	3,241	341
*,1	Naturecell Co. Ltd.	55,412	341
	SK Discovery Co. Ltd.	12,103	340
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	11,891	340
[1]	MegaStudyEdu Co. Ltd.	8,789	339
	CJ CheilJedang Corp. Preference Shares	3,265	336
*	KMW Co. Ltd.	36,170	336
*,1	Dawonsys Co. Ltd.	30,199	333
	LX Hausys Ltd.	7,559	330
[1]	INTOPS Co. Ltd.	13,914	329

		Shares	Market Value ($000)
*	Pharmicell Co. Ltd.	61,237	328
	SNT Motiv Co. Ltd.	8,590	325
	LX Holdings Corp.	49,338	321
	Ahnlab Inc.	6,498	320
[1]	Partron Co. Ltd.	49,241	318
*	Seojin System Co. Ltd.	23,157	316
	DoubleUGames Co. Ltd.	10,014	315
	Nexen Tire Corp.	46,368	312
*,1	Lotte Tour Development Co. Ltd.	40,137	308
	Daesang Corp.	22,688	303
	Mcnex Co. Ltd.	14,132	302
[1]	KH Vatec Co. Ltd.	19,909	293
*,1	Ananti Inc.	54,823	289
[1]	Taekwang Industrial Co. Ltd.	615	288
*	Hanwha General Insurance Co. Ltd.	96,810	287
*	GeneOne Life Science Inc.	84,701	286
*	UniTest Inc.	26,192	286
*,1	Studio Dragon Corp.	7,069	280
	NICE Information Service Co. Ltd.	37,896	279
*	Amicogen Inc.	19,806	279
	Hansae Co. Ltd.	19,750	278
	InBody Co. Ltd.	12,567	277
	Harim Holdings Co. Ltd.	47,103	276
[1]	RFHIC Corp.	19,184	276
	Samwha Capacitor Co. Ltd.	8,722	268
	Seah Besteel Holdings Corp.	12,109	267
[1]	GC Cell Corp.	9,045	267
[1]	Dongwon Industries Co. Ltd.	8,570	266
	Orion Holdings Corp.	24,323	266
	DongKook Pharmaceutical Co. Ltd.	24,831	266
*	Hanwha Investment & Securities Co. Ltd.	135,832	264
	TES Co. Ltd.	14,748	263
	Hankook & Co. Co. Ltd.	29,112	262
	Hanjin Transportation Co. Ltd.	16,755	261
*,1	Humasis Co. Ltd.	141,036	261
	Young Poong Corp.	576	260
	Handsome Co. Ltd.	15,955	259
*,1	Wysiwyg Studios Co. Ltd.	112,204	259
*	Il Dong Pharmaceutical Co. Ltd.	20,038	257
	Eugene Investment & Securities Co. Ltd.	73,834	256
	SK Gas Ltd.	2,671	255
	Sung Kwang Bend Co. Ltd.	19,737	249
	Songwon Industrial Co. Ltd.	17,802	249
	Daewoong Co. Ltd.	24,126	246
	HL Holdings Corp.	8,367	246
*	Korea Line Corp.	166,738	245
[1]	GOLFZON Co. Ltd.	3,185	241
	TK Corp.	14,479	240
	Dong-A Socio Holdings Co. Ltd.	3,626	235
	Hyundai Home Shopping Network Corp.	7,020	234
	Solid Inc.	59,157	234
	KISWIRE Ltd.	13,894	227
[1]	Zinus Inc.	11,540	226
	Korea United Pharm Inc.	10,554	225
	Advanced Process Systems Corp.	14,177	224
	Boryung	34,542	223
*	Grand Korea Leisure Co. Ltd.	20,311	220
	LF Corp.	20,082	219

		Shares	Market Value ($000)
	Humedix Co. Ltd.	7,749	218
*,1	Modetour Network Inc.	18,313	215
*	Bukwang Pharmaceutical Co. Ltd.	40,483	212
*,1	Insun ENT Co. Ltd.	31,364	208
	NHN KCP Corp.	29,181	208
	KC Tech Co. Ltd.	11,245	207
	SK Securities Co. Ltd.	412,921	206
	Dong-A ST Co. Ltd.	4,943	204
*,1	Danal Co. Ltd.	70,056	203
	Samchully Co. Ltd.	2,506	202
[1]	Lotte Confectionery Co. Ltd.	2,706	202
*,1	Eubiologics Co. Ltd.	36,652	201
	Webzen Inc.	17,380	200
	Yuanta Securities Korea Co. Ltd.	97,416	200
*	AbClon Inc.	15,847	200
*	CJ CGV Co. Ltd.	26,970	197
*,1	Binex Co. Ltd.	24,961	196
	Namyang Dairy Products Co. Ltd.	582	195
[1]	Seobu T&D	31,099	195
	NICE Holdings Co. Ltd.	22,737	194
	Binggrae Co. Ltd.	5,346	193
	HPSP Co. Ltd.	6,600	193
	Hyundai Corp.	9,252	192
*	Yungjin Pharmaceutical Co. Ltd.	98,804	192
	Unid Co. Ltd.	4,057	192
[1]	Hanil Cement Co. Ltd.	19,888	191
*,1	Namsun Aluminum Co. Ltd.	100,935	191
*	HLB Therapeutics Co. Ltd.	64,788	190
*	Hyosung Chemical Corp.	2,700	190
*	Hancom Inc.	18,237	189
*	CrystalGenomics Inc.	65,836	189
	Ilyang Pharmaceutical Co. Ltd.	14,932	189
*,1	Komipharm International Co. Ltd.	39,228	188
[1]	ENF Technology Co. Ltd.	9,876	187
	Vieworks Co. Ltd.	7,236	183
	Kwang Dong Pharmaceutical Co. Ltd.	35,591	180
	HDC Holdings Co. Ltd.	38,508	177
*,1	MedPacto Inc.	15,334	177
*	Daea TI Co. Ltd.	69,968	175
*	HJ Shipbuilding & Construction Co. Ltd.	53,929	173
*,1	Helixmith Co. Ltd.	37,368	172
	Hansol Paper Co. Ltd.	20,610	171
[1]	iMarketKorea Inc.	24,253	171
	Hansol Technics Co. Ltd.	31,255	170
*	Hyundai Green Food	18,703	170
*	Wonik Holdings Co. Ltd.	61,561	168
	Korea Real Estate Investment & Trust Co. Ltd.	171,141	168
	Nature Holdings Co. Ltd.	10,411	168
*	Homecast Co. Ltd.	43,114	166
*,1,3	Cellivery Therapeutics Inc.	31,208	164
*	Com2uS Holdings Corp.	6,385	163
	Huons Co. Ltd.	6,404	163
*	Dongkuk CM Co. Ltd.	20,598	163
*	Rainbow Robotics	1,816	163
	Shinsegae International Inc.	12,573	162
	Tongyang Inc.	214,451	161
*	Lake Materials Co. Ltd.	10,000	158
	SPC Samlip Co. Ltd.	3,026	157

		Shares	Market Value ($000)
	Samyang Corp.	4,819	155
	Daol Investment & Securities Co. Ltd.	57,828	154
	E1 Corp.	3,491	151
	Gradiant Corp.	12,966	151
*	BNC Korea Co. Ltd.	54,351	151
*	Samsung Pharmaceutical Co. Ltd.	65,384	150
	Aekyung Industrial Co. Ltd.	7,793	149
*	HLB Global Co. Ltd.	46,581	149
	Daehan Flour Mill Co. Ltd.	1,465	148
*	Cafe24 Corp.	14,838	148
*	iNtRON Biotechnology Inc.	32,431	148
	TCC Steel	2,931	148
	TY Holdings Co. Ltd.	26,767	147
	Soulbrain Holdings Co. Ltd.	6,857	146
*	Hanwha Galleria Co. Ltd.	138,277	143
	Dongwon F&B Co. Ltd.	6,916	142
	KUMHOE&C Co. Ltd.	32,875	142
	Daeduck Co. Ltd.	25,716	140
*,1	Sangsangin Co. Ltd.	43,111	140
	KC Co. Ltd.	9,355	138
	Toptec Co. Ltd.	23,613	136
*	Tongyang Life Insurance Co. Ltd.	48,705	135
	Chongkundang Holdings Corp.	3,470	134
	Hankook Shell Oil Co. Ltd.	777	134
	Namhae Chemical Corp.	21,157	132
	Woongjin Thinkbig Co. Ltd.	70,470	132
	HS Industries Co. Ltd.	48,529	131
	LOTTE Himart Co. Ltd.	16,760	131
*,1	ITM Semiconductor Co. Ltd.	7,554	130
	Dongkuk Holdings Co. Ltd.	10,972	129
	KISCO Corp.	26,910	129
*	Medipost Co. Ltd.	17,203	121
*	OliX Pharmaceuticals Inc.	10,430	121
	Hyundai Bioland Co. Ltd.	14,601	119
	Lutronic Corp.	4,086	117
	CJ Freshway Corp.	5,910	116
	Cuckoo Homesys Co. Ltd.	6,811	115
*	Able C&C Co. Ltd.	24,606	115
[1]	Maeil Dairies Co. Ltd.	3,566	114
*	Giantstep Inc.	10,633	112
	Jeil Pharmaceutical Co. Ltd.	8,035	111
	Korea Asset In Trust Co. Ltd.	48,193	111
	ICD Co. Ltd.	14,344	108
	Hansol Holdings Co. Ltd.	46,848	107
	ISC Co. Ltd.	1,329	107
	Eusu Holdings Co. Ltd.	23,784	105
	NEXTIN Inc.	1,566	105
	Sam-A Aluminum Co. Ltd.	1,181	104
	Kolon Corp.	7,213	102
*	CJ CGV Co. Ltd. Rights Exp. 9/7/23	37,989	102
	Hanil Holdings Co. Ltd.	11,312	101
	Hyundai GF Holdings	40,141	101
*	Inscobee Inc.	103,073	99
	Sam Young Electronics Co. Ltd.	14,020	98
*	Dongsung Pharmaceutical Co. Ltd.	21,629	98
*,1	Telcon RF Pharmaceutical Inc.	134,883	97
	LG HelloVision Co. Ltd.	30,960	97
	OptoElectronics Solutions Co. Ltd.	9,704	97

		Shares	Market Value ($000)
*	Interflex Co. Ltd.	11,070	94
*,1	Ace Technologies Corp.	43,100	93
*	Enzychem Lifesciences Corp.	78,426	92
	Sindoh Co. Ltd.	3,476	90
	DB Financial Investment Co. Ltd.	28,425	89
	BGF Co. Ltd.	30,583	86
	Huons Global Co. Ltd.	5,419	85
	KT Skylife Co. Ltd.	17,601	84
	Kolmar Korea Holdings Co. Ltd.	7,605	81
*	Eutilex Co. Ltd.	25,360	73
*	Aprogen Biologics	250,007	72
	Classys Inc.	2,781	67
	Lock&Lock Co. Ltd.	14,462	66
	Taeyoung Engineering & Construction Co. Ltd.	22,676	65
	Cuckoo Holdings Co. Ltd.	5,403	64
*,3	Kuk-il Paper Manufacturing Co. Ltd.	99,421	62
	Daesung Holdings Co. Ltd.	4,547	49
			1,265,775
Total Common Stocks (Cost $9,463,638)			9,491,183
Temporary Cash Investments (2.1%)
Money Market Fund (2.1%)
[5,6]	Vanguard Market Liquidity Fund, 5.274% (Cost $199,729)	1,997,775	199,738
Total Investments (101.7%) (Cost $9,663,367)			9,690,921
Other Assets and Liabilities—Net (-1.7%)			(157,929)
Net Assets (100%)			9,532,992
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $177,985,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the aggregate value was $46,789,000, representing 0.5% of net assets.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2023.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $194,697,000 was received for securities on loan, of which $194,435,000 is held in Vanguard Market Liquidity Fund and $262,000 is held in cash.
GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
S&P ASX 200 Index	September 2023	79	9,761	300
KOSPI 200 Index	September 2023	102	6,947	72
Topix Index	September 2023	158	25,844	625
				997

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Morgan Stanley Capital Services Inc.	9/20/23	AUD	16,553	USD	11,080	59	—
Royal Bank of Canada	9/20/23	AUD	4,260	USD	2,900	—	(34)
Bank of America, N.A.	9/20/23	AUD	3,399	USD	2,289	—	(2)
Bank of America, N.A.	9/20/23	JPY	2,897,078	USD	21,154	—	(623)
Royal Bank of Canada	9/20/23	JPY	1,228,318	USD	8,908	—	(204)
Toronto-Dominion Bank	9/20/23	JPY	209,932	USD	1,525	—	(37)
Royal Bank of Canada	9/20/23	KRW	6,945,905	USD	5,388	77	—
JPMorgan Chase Bank, N.A.	9/20/23	KRW	4,979,704	USD	3,849	69	—
Royal Bank of Canada	9/20/23	USD	7,221	AUD	10,789	—	(40)
BNP Paribas	9/20/23	USD	4,852	AUD	7,046	111	—
HSBC Bank plc	9/20/23	USD	585	HKD	4,575	—	(2)
BNP Paribas	9/20/23	USD	19,557	JPY	2,735,025	176	—
Morgan Stanley Capital Services Inc.	9/20/23	USD	6,187	KRW	8,052,330	—	(149)
						492	(1,091)
AUD—Australian dollar.
HKD—Hong Kong dollar.
JPY—Japanese yen.
KRW—Korean won.
USD—U.S. dollar.
At July 31, 2023, the counterparties had deposited in segregated accounts securities with a value of $164,000 in connection with open forward currency contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,451	9,486,246	2,486	9,491,183
Temporary Cash Investments	199,738	—	—	199,738
Total	202,189	9,486,246	2,486	9,690,921
Derivative Financial Instruments
Assets
Futures Contracts[1]	997	—	—	997
Forward Currency Contracts	—	492	—	492
Total	997	492	—	1,489
Liabilities
Forward Currency Contracts	—	1,091	—	1,091
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.